SEC. File Nos. 333-138648
811-21981

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Pre-Effective Amendment No. 2
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 2

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200

CATHERINE L. HERON, ESQ
Senior Vice President, Fund Business Management Group
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Approximate date of proposed public offering: February 1, 2007

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to Section 8(a), shall determine.


        [LOGO] American Funds/(R)/ The right choice for the long term(R)

American Funds
Target Date Retirement Series

 PROSPECTUS

 February 1, 2007

                 2  Risk/Return summary
                 3  Fees and expenses of the funds
                 8  Investment objectives, strategies and risks
                32  Management and organization
                35  Purchase, exchange and sale of shares
                37  Sales charges
                38  Sales charge reductions and waivers
                40  Rollovers from retirement plans to IRAs
                40  Plans of distribution
                40  Other compensation to dealers
                41  Distributions and taxes

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS  NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Target Date Retirement Series, Inc. consists of nine funds with varying target dates and investment objectives, each investing in a combination of American Funds. The nine funds are:

American Funds 2050 Target Date Retirement Fund

American Funds 2045 Target Date Retirement Fund

American Funds 2040 Target Date Retirement Fund

American Funds 2035 Target Date Retirement Fund

American Funds 2030 Target Date Retirement Fund

American Funds 2025 Target Date Retirement Fund

American Funds 2020 Target Date Retirement Fund

American Funds 2015 Target Date Retirement Fund

American Funds 2010 Target Date Retirement Fund

                   American Funds Target Date Retirement Series / Prospectus 1


Risk/Return summary

Each fund in this series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

Each fund will attempt to achieve its objectives by investing in a mix of
American Funds. The investment objectives of the American Funds include long-term growth primarily through investments in both U.S. and non-U.S.
stocks; long-term growth and income primarily through investments in stocks;
income and growth through stocks and/or bond investments; long-term growth and current income through investments in stocks and bonds; and current income through bond investments.

Capital Research and Management Company, the adviser to the funds in the series, may periodically rebalance or modify the mix of underlying funds.

Investments in each fund are subject to the following primary risks:

Allocation risk -- The funds are subject to the risk that the allocation strategy will not meet their retirement goals. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk that a fund's allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving his or her retirement goals.

Stock risk -- The funds are subject to the risks relating to the stock investments of the underlying funds. These risks include the possibility that stocks may experience large price swings and potential for loss and that the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

Bond risk -- The funds are subject to the risks relating to the bond investments of the underlying funds. These risks include potential changes in interest rates, effective maturities and credit ratings.

Non-U.S. securities risk -- The funds are subject to the risks relating to the
non-U.S. investments of the underlying funds. These risks include different accounting and legal standards, greater market volatility, differing securities market structures and various administrative difficulties outside the U.S.

(See the "Investment objectives, strategies and risks" section of this prospectus for a more detailed discussion of fund risks.)

Your investment in any of the funds in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN ANY FUND IN THE SERIES. THE LIKELIHOOD OF
LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

2   American Funds Target Date Retirement Series / Prospectus


Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds. Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which it invests.

       SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              ALL R SHARE
                                                      CLASS A   CLASSES
       ------------------------------------------------------------------

       Maximum initial sales charge on purchases      5.75%*     none
       (as a percentage of offering price)
       ------------------------------------------------------------------
       Maximum sales charge on reinvested dividends    none      none
       ------------------------------------------------------------------
       Maximum contingent deferred sales charge        none      none
       ------------------------------------------------------------------
       Redemption or exchange fees                     none      none
       ------------------------------------------------------------------

*The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                 CLASS  CLASS  CLASS  CLASS  CLASS
                                                                         CLASS A  R-1    R-2    R-3    R-4    R-5
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44    0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%   1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44    0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%   1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44    0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%   1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

/1/The investment advisory and service agreement provides for an investment management fee of .10%. The investment adviser is currently waiving its management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series'
   board. Estimated expenses shown above do not reflect any waiver.
/2/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class' average net assets annually.
/3/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds.

                   American Funds Target Date Retirement Series / Prospectus 3


ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                 CLASS  CLASS  CLASS  CLASS  CLASS
                                                                         CLASS A  R-1    R-2    R-3    R-4    R-5
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44   0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%  1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.43   0.43   0.43   0.43   0.43   0.43
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.90%  1.60%  1.61%  1.18%  0.85%  0.55%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.43   0.43   0.43   0.43   0.43   0.43
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.90%  1.60%  1.61%  1.18%  0.85%  0.55%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.42   0.42   0.42   0.42   0.42   0.42
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.89%  1.59%  1.60%  1.17%  0.84%  0.54%
-------------------------------------------------------------------------------------------------------------------

/1/The investment advisory and service agreement provides for an investment management fee of .10%. The investment adviser is currently waiving its management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series'
   board. Estimated expenses shown above do not reflect any waiver.
/2/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class' average net assets annually.
/3/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds.

4   American Funds Target Date Retirement Series / Prospectus


ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                 CLASS  CLASS  CLASS  CLASS  CLASS
                                                                         CLASS A  R-1    R-2    R-3    R-4    R-5
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.42    0.42   0.42   0.42   0.42   0.42
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.89%   1.59%  1.60%  1.17%  0.84%  0.54%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.41    0.41   0.41   0.41   0.41   0.41
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.88%   1.58%  1.59%  1.16%  0.83%  0.53%
-------------------------------------------------------------------------------------------------------------------

/1/The investment advisory and service agreement provides for an investment management fee of .10%. The investment adviser is currently waiving its management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series'
   board. Estimated expenses shown above do not reflect any waiver.

/2/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class' average net assets annually.
/3/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds.

                   American Funds Target Date Retirement Series / Prospectus 5


OTHER EXPENSES

The "Other expenses" items in the tables beginning on page 3 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the series' investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                              PAYMENTS TO AFFILIATED ENTITIES                      PAYMENTS TO UNAFFILIATED ENTITIES
--------------------------------------------------------------------------------------------------------------------

Class A                                .10% of assets                                       .10% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-1                              .10% of assets                                       .10% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-2 .15% of assets plus $27 per participant position/1/ or .35% of assets/2/          .25% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-3 .10% of assets plus $12 per participant position/1/ or .19% of assets/2/          .15% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-4                              .10% of assets                                       .10% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-5                              .05% of assets                                       .05% of assets
--------------------------------------------------------------------------------------------------------------------

/1/Payment with respect to Recordkeeper Direct(R) program.
/2/Payment with respect to PlanPremier(R) program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in a fund in the series with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                         1 YEAR 3 YEARS
         --------------------------------------------------------------

         AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------
         AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------
         AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

6   American Funds Target Date Retirement Series / Prospectus


                                                         1 YEAR 3 YEARS
         --------------------------------------------------------------

         AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------
         AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $662    $845
         --------------------------------------------------------------
         Class R-1                                        163     505
         --------------------------------------------------------------
         Class R-2                                        164     508
         --------------------------------------------------------------
         Class R-3                                        120     375
         --------------------------------------------------------------
         Class R-4                                         87     271
         --------------------------------------------------------------
         Class R-5                                         56     176
         --------------------------------------------------------------
         AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $662    $845
         --------------------------------------------------------------
         Class R-1                                        163     505
         --------------------------------------------------------------
         Class R-2                                        164     508
         --------------------------------------------------------------
         Class R-3                                        120     375
         --------------------------------------------------------------
         Class R-4                                         87     271
         --------------------------------------------------------------
         Class R-5                                         56     176
         --------------------------------------------------------------
         AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $661    $843
         --------------------------------------------------------------
         Class R-1                                        162     502
         --------------------------------------------------------------
         Class R-2                                        163     505
         --------------------------------------------------------------
         Class R-3                                        119     372
         --------------------------------------------------------------
         Class R-4                                         86     268
         --------------------------------------------------------------
         Class R-5                                         55     173
         --------------------------------------------------------------
         AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $661    $843
         --------------------------------------------------------------
         Class R-1                                        162     502
         --------------------------------------------------------------
         Class R-2                                        163     505
         --------------------------------------------------------------
         Class R-3                                        119     372
         --------------------------------------------------------------
         Class R-4                                         86     268
         --------------------------------------------------------------
         Class R-5                                         55     173
         --------------------------------------------------------------
         AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $660    $840
         --------------------------------------------------------------
         Class R-1                                        161     499
         --------------------------------------------------------------
         Class R-2                                        162     502
         --------------------------------------------------------------
         Class R-3                                        118     368
         --------------------------------------------------------------
         Class R-4                                         85     265
         --------------------------------------------------------------
         Class R-5                                         54     170
         --------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

                   American Funds Target Date Retirement Series / Prospectus 7


Investment objectives, strategies and risks

The investment objectives, strategies and risks of each fund are summarized below.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the
2050 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. These objectives may be modified by the series' board of directors without shareholder approval.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund, and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. and non-U.S. stocks. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by
Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. The adviser will continue to manage each fund for approximately 30 years after the fund reaches its target date.
Funds that have been managed for 20 years after their respective target dates may be combined, in accordance with applicable law.

The following chart illustrates the investment strategy of each fund by showing how its investment in the various fund categories will change over time.

[stacked bar chart]

INVESTMENT STRATEGY FOR TARGET DATE FUNDS

[Stacked bar chart illustrating the investment strategy each fund may use over time.]

[end chart]

The adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the target allocation strategy set forth above. (For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%.) The adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund (and each of the underlying funds) may, from time to time, take temporary defensive positions by holding cash, money market instruments or shares of money market funds in attempting to respond to adverse market, economic, political and other conditions.

8   American Funds Target Date Retirement Series / Prospectus


The following table details the percentage allocation of each fund to the underlying American Funds as of February 1, 2007.

TARGET FUND ALLOCATIONS*
                                         2050 2045 2040 2035 2030 2025 2020 2015 2010
-------------------------------------------------------------------------------------

GROWTH
-------------------------------------------------------------------------------------
AMCAP Fund(R)                             7%   7%   7%   7%   7%   7%   6%   5%   4%
-------------------------------------------------------------------------------------
EuroPacific Growth Fund(R)                4    4    4    4    4    4    4    3    3
-------------------------------------------------------------------------------------
The Growth Fund of America(R)             7    7    7    7    7    7    6    5    4
-------------------------------------------------------------------------------------
The New Economy Fund(R)                   4    4    4    4    4    4    3    0    0
-------------------------------------------------------------------------------------
New Perspective Fund(R)                   7    7    7    7    7    7    7    6    5
-------------------------------------------------------------------------------------
New World Fund/SM/                        4    4    4    4    4    4    3    2    2
-------------------------------------------------------------------------------------
SMALLCAP World Fund(R)                    7    7    7    7    7    7    6    4    2
-------------------------------------------------------------------------------------
GROWTH ALLOCATION                        40   40   40   40   40   40   35   25   20
GROWTH-AND-INCOME
-------------------------------------------------------------------------------------
American Mutual Fund(R)                   5%   5%   5%   5%   5%   5%   5%   5%   7%
-------------------------------------------------------------------------------------
Capital World Growth and Income Fund/SM/ 10   10   10   10    9    7    7    7    7
-------------------------------------------------------------------------------------
Fundamental Investors/SM/                10   10   10   10    8    7    7    7    7
-------------------------------------------------------------------------------------
The Investment Company of America(R)     10   10   10   10    9    8    8    8    7
-------------------------------------------------------------------------------------
Washington Mutual Investors Fund/SM/     10   10   10   10    9    8    8    8    7
-------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION             45   45   45   45   40   35   35   35   35
-------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
-------------------------------------------------------------------------------------
American Balanced Fund(R)                 4%   4%   4%   4%   5%   8%   8%   8%   8%
-------------------------------------------------------------------------------------
Capital Income Builder(R)                 3    3    3    3    5    6    6    6    6
-------------------------------------------------------------------------------------
The Income Fund of America(R)             3    3    3    3    5    6    6    6    6
-------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED ALLOCATION    10   10   10   10   15   20   20   20   20
-------------------------------------------------------------------------------------
BOND
-------------------------------------------------------------------------------------
American High-Income Trust/SM/            0%   0%   0%   0%   0%   0%   0%   0%   5%
-------------------------------------------------------------------------------------
The Bond Fund of America/SM/              0    0    0    0    0    0    0    5   10
-------------------------------------------------------------------------------------
Capital World Bond Fund(R)                0    0    0    0    0    0    0    5    5
-------------------------------------------------------------------------------------
U.S. Government Securities Fund/SM/       5    5    5    5    5    5   10   10    5
-------------------------------------------------------------------------------------
BOND ALLOCATION                           5    5    5    5    5    5   10   20   25
-------------------------------------------------------------------------------------

*As noted above, the adviser will modify these allocations from time to time and over time.

                       FUND ALLOCATIONS AS OF FEBRUARY 1, 2007

[stacked bar chart]

         Growth   Growth-and-Income  Equity-Income and Balanced   Bond
         ------   -----------------  --------------------------   ----
2050       40%           45%                   10%                 5%
2045       40%           45%                   10%                 5%
2040       40%           45%                   10%                 5%
2035       40%           45%                   10%                 5%
2030       40%           40%                   15%                 5%
2025       40%           35%                   20%                 5%
2020       35%           35%                   20%                10%
2015       25%           35%                   20%                20%
2010       20%           35%                   20%                25%

[end chart]

                   American Funds Target Date Retirement Series / Prospectus 9


Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to wide price fluctuations. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

The underlying bond funds invest in debt securities using a range of quality standards. For example, certain of the underlying funds invest in lower quality debt securities (rated Ba or BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the underlying fund's investment adviser), including those of non-U.S. issuers.
The average maturities of the securities in which each underlying bond fund invests will vary from short-term to long-term. For information regarding the specific quality guidelines and the average maturity for each underlying fund, please refer to the "Underlying fund investment objectives, risks and investment results" on the following pages.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

UNDERLYING FUND INVESTMENT OBJECTIVES, RISKS AND INVESTMENT RESULTS

The investment objectives, risks and investment results of the underlying funds are summarized on the following pages. They should not be construed as an offer to purchase the underlying funds. For additional information regarding the underlying funds, investors should read the most current prospectus(es) of the underlying funds.

As noted above, to the extent a fund invests in one or more underlying American
Funds, it will invest in Class R-5 shares of such underlying funds. However, each fund in the series will offer Class A, R-1, R-2, R-3, R-4 and R-5 shares.
These funds will have additional fees to pay for certain expenses unique to the target date funds. Other than these expenses, the expenses of the target date funds and the underlying funds will be comparable. For that reason, we have provided returns for each of these share classes of the underlying funds.

10  American Funds Target Date Retirement Series / Prospectus


GROWTH FUNDS

AMCAP FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above-average, long-term growth. The fund may also invest in non-U.S. securities to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should a have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/1/67
With a maximum sales charge                                        2.37%   4.87%   10.35%      12.18%
Without a sales charge                                              8.63    6.12    11.00       12.35

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/26/02  7.71%       9.16%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02   7.78        6.67
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02    8.25        7.88
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02   8.60        7.22
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   8.91        7.47
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 11


THE GROWTH FUND OF AMERICA

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest in both U.S. and non-U.S. securities.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/73
With a maximum sales charge                                        4.57%   6.74%   12.27%      15.22%
Without a sales charge                                             10.94    8.01    12.94       15.43

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/6/02  10.07%      10.75%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  10.07        9.51
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 5/21/02  10.63       10.00
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02  10.91       10.51
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  11.24       10.33
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

12  American Funds Target Date Retirement Series / Prospectus


THE NEW ECONOMY FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy, although a portion of its assets may be invested outside these areas.
Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems software, the
Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/83
With a maximum sales charge                                        8.13%   6.95%    8.91%      12.24%
Without a sales charge                                             14.73    8.23     9.56       12.53

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/21/02 13.79%      12.40%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  13.80        9.89
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/25/02  14.26       13.19
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/25/02  14.66       18.38
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  15.03       10.19
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 13


INTERNATIONAL AND GLOBAL GROWTH FUNDS

EUROPACIFIC GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change by the board only upon 60 days' notice to shareholders.
Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the
United States. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings will fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad, and currency fluctuations. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/16/84
With a maximum sales charge                                       14.86%  13.84%   10.57%      13.80%
Without a sales charge                                             21.87   15.19    11.23       14.10

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/17/02 20.87%      16.50%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  20.85       15.28
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 5/21/02  21.42       15.42
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/7/02   21.83       16.74
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  22.17       16.17
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

14  American Funds Target Date Retirement Series / Prospectus


NEW PERSPECTIVE FUND

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks of companies located around the world to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/13/73
With a maximum sales charge                                       12.96%  10.53%   11.25%      13.70%
Without a sales charge                                             19.87   11.84    11.91       13.90

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/17/02 18.89%      13.30%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  18.88       11.70
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   19.45       13.00
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02  19.83       12.72
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  20.21       12.90
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 15


NEW WORLD FUND

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States, particularly in countries with developing economies and/or markets, may be affected to a greater extent. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.
Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS LIFETIME/2/
--------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 6/17/99
With a maximum sales charge                                       25.76%  20.47%  11.89%
Without a sales charge                                            33.42   21.91   12.77

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02 32.30%  20.97%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 6/7/02  32.34   21.04
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02  32.82   21.54
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 10/7/02 33.31   30.02
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02 33.77   21.20
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

16  American Funds Target Date Retirement Series / Prospectus


SMALLCAP WORLD FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/30/90
With a maximum sales charge                                       15.89%  13.21%    8.94%      11.31%
Without a sales charge                                             22.96   14.56     9.59       11.70

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/19/02 21.95%      16.78%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  22.00       15.43
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/20/02  22.48       17.48
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/24/02  22.89       22.22
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  23.30       15.69
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 17


GROWTH-AND-INCOME FUNDS

AMERICAN MUTUAL FUND

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected.
In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/21/50
With a maximum sales charge                                        9.57%   6.63%    8.81%      12.36%
Without a sales charge                                             16.24    7.91     9.45       12.48

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02 15.25%       8.11%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  15.29        7.28
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02   15.83        8.43
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02  16.15        9.55
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  16.48        8.08
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

18  American Funds Target Date Retirement Series / Prospectus


CAPITAL WORLD GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/26/93
With a maximum sales charge                                       15.33%  15.33%   13.12%      14.25%
Without a sales charge                                             22.36   16.70    13.79       14.75

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/7/02  21.28%      16.52%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 6/7/02   21.28       16.55
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02   21.85       16.85
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02  22.24       19.07
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  22.59       16.70
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 19


FUNDAMENTAL INVESTORS

The fund's investment objective is to achieve long-term growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks and may invest significantly in securities of issuers domiciled outside the United States and Canada and not included in the
Standard & Poor's 500 Composite Index.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 8/1/78
With a maximum sales charge                                       12.38%   9.30%   10.48%      14.01%
Without a sales charge                                             19.24   10.60    11.14       14.25

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/19/02 18.19%      11.91%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  18.26       10.50
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   18.75       11.71
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/25/02  19.12       17.78
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  19.50       11.43
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from August 1, 1978, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

20  American Funds Target Date Retirement Series / Prospectus


THE INVESTMENT COMPANY OF AMERICA

The fund's investment objectives are to achieve long-term growth of capital and income. The fund strives to accomplish these objectives through extensive U.S.
and global research, careful selection and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The fund invests primarily in common stocks. The fund's investments are limited to securities of companies that are included on its eligible list, which consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the board of directors, after reviewing and acting upon the recommendations of the investment adviser.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 1/1/34
With a maximum sales charge                                        9.28%   6.73%    9.82%      12.82%
Without a sales charge                                             15.94    8.00    10.47       12.91

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/6/02  14.96%       8.72%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  14.99        7.85
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   15.54        8.93
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02  15.90        8.70
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  16.22        8.84
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 21


WASHINGTON MUTUAL INVESTORS FUND

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield and a below-average price-to-earnings ratio in relation to Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its eligible list, which is compiled to conform to the fund's investment standards based on criteria that were originally adopted by the United States
District Court for the District of Columbia. The investment adviser monitors the eligible list and makes recommendations to the board of directors of changes necessary for continued compliance with the fund's investment standards.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/31/52
With a maximum sales charge                                       11.26%   6.29%    9.23%      12.69%
Without a sales charge                                             18.04    7.56     9.88       12.82

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 5/29/02 17.00%       6.99%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  17.05        7.07
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   17.61        8.13
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02  17.94        7.59
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  18.32        7.84
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

22  American Funds Target Date Retirement Series / Prospectus


EQUITY-INCOME FUNDS

CAPITAL INCOME BUILDER

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Secondarily, the fund strives to make your investment grow over time. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in equity securities). The fund may also invest significantly in non-U.S. securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/30/87
With a maximum sales charge                                       15.01%  11.64%   10.60%      11.59%
Without a sales charge                                             22.04   12.97    11.26       11.93

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02 21.02%      11.80%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  21.02       11.41
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   21.57       12.07
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02  21.92       12.30
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  22.28       12.61
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 23


THE INCOME FUND OF AMERICA

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 20% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Composite
Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba and BB or below by Moody's Investors Service or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 10%
of it assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/73
With a maximum sales charge                                       13.40%   9.66%    9.47%      12.57%
Without a sales charge                                             20.29   10.97    10.12       12.77

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/17/02 19.29%      10.81%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  19.35       10.06
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   19.87       10.85
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02  20.19       12.39
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  20.59       11.08
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

24  American Funds Target Date Retirement Series / Prospectus


BALANCED FUND

AMERICAN BALANCED FUND

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least
25% of the value of its assets in debt securities, including money market securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS
-----------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 7/26/75/2/
With a maximum sales charge                                        5.36%   6.38%    9.04%
Without a sales charge                                             11.80    7.65     9.69

                                               1 YEAR LIFETIME/3/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 5/29/02 10.91%       6.98%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  10.90        6.93
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   11.44        7.86
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/21/02  11.78        8.89
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  12.08        7.90
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/3/Lifetime results are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 25


BOND FUNDS

AMERICAN HIGH-INCOME TRUST

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities rated Ba or BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality, including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.
Typically, the fund will be invested in intermediate to long-term securities.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        8.00%   8.82%    6.88%       9.07%
Without a sales charge                                             12.19    9.66     7.29        9.30

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 7/11/02 11.25%      12.81%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 6/18/02  11.28       11.01
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/21/02  11.76       11.82
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/19/02  12.12       13.75
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  12.45       10.96
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

26  American Funds Target Date Retirement Series / Prospectus


THE BOND FUND OF AMERICA

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality. Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/28/74
With a maximum sales charge                                        1.87%   5.54%    5.76%       9.00%
Without a sales charge                                              5.88    6.35     6.17        9.13

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02  5.05%       5.67%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02   5.06        5.57
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02    5.49        5.96
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02   5.86        6.44
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   6.17        6.81
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 27


CAPITAL WORLD BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa or BBB or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25%
of its assets in lower quality, higher yielding debt securities (rated Ba and
BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected by a greater extent. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single corporate issuer.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 8/4/87
With a maximum sales charge                                        3.57%   9.17%    5.44%       7.41%
Without a sales charge                                              7.60   10.01     5.84        7.62

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/28/02  6.81%       8.72%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 7/9/02    6.79        8.80
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 7/16/02   7.30        9.01
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 8/15/02   7.58        9.99
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   7.95       10.61
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

28  American Funds Target Date Retirement Series / Prospectus


INTERMEDIATE BOND FUND OF AMERICA(R)

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. As of the end of the fund's last fiscal period, August 31, 2006, the dollar-weighted average maturity of the fund's portfolio was 3.55 years.
The fund invests primarily in debt securities with quality ratings of A or better or in unrated securities determined to be of equivalent quality. The fund may invest in debt securities rated Baa/BBB or unrated securities determined to be of equivalent quality by the fund's investment adviser.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.
The fund primarily invests in intermediate-term debt securities, including securities guaranteed or sponsored by the U.S. government and mortgage- and asset-backed securities. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.
Examples of such securities are mortgage-backed securities issued by the
Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan
Mortgage Corporation (Freddie Mac).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        1.45%   2.92%    4.61%       5.87%
Without a sales charge                                              4.02    3.45     4.88        6.01

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/13/02  3.21%       2.36%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02   3.24        2.44
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/26/02   3.63        2.68
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02   4.01        3.10
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   4.31        3.67
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 29


SHORT-TERM BOND FUND OF AMERICA/SM/

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in short-term debt securities with quality ratings of AA or Aa or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in
A-rated debt securities or in unrated securities determined to be of equivalent quality by the fund's investment adviser. The fund may invest significantly in securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

Short-Term Bond Fund of America commenced investment operations on November 1,
2006. Currently, there are no investment results for this fund.

30  American Funds Target Date Retirement Series / Prospectus


U.S. GOVERNMENT SECURITIES FUND
The fund seeks to provide you with a high level of current income, as well as to preserve your investment, by investing at least 80% of its assets in securities that are issued, guaranteed or sponsored by the U.S. government.
The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa or in unrated securities determined to be of equivalent quality. The fund is not required to invest within any particular maturity range.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association
(Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 10/17/85
With a maximum sales charge                                       -0.75%   3.02%    4.75%       6.51%
Without a sales charge                                              3.15    3.81     5.15        6.70

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/13/02  2.41%       2.74%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02   2.43        2.84
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02    2.82        3.25
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02   3.18        3.66
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   3.49        4.11
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 31


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the series and the underlying American Funds. Capital Research and Management Company is a
wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the series.
Capital Research and Management Company is currently waiving its management fee for its services with respect to each fund in the series; however, it receives management fees from managing the underlying funds. A discussion regarding the basis for the approval of the series' investment advisory and service agreement by the series' board of directors will be contained in the series' semi-annual report to shareholders for the fiscal period ending April 30, 2007.

EXECUTION OF PORTFOLIO TRANSACTIONS

The funds will not incur any commission expense relating to purchases or sales of the underlying funds. With respect to other securities, such as cash and cash equivalents, however, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser does place orders for the securities in the portfolios of the underlying funds.
In doing so, the investment adviser strives to obtain best execution for the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price it believes to be reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds'
portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the underlying funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the underlying funds' portfolio transactions.
However, when the investment adviser places orders for the underlying funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the underlying funds or other funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for each fund in the series is available at
americanfunds.com. A link to the funds' complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to its respective web page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange
Commission. In addition, portfolio holdings information for each underlying fund is available at americanfunds.com.

A description of the series' policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

32  American Funds Target Date Retirement Series / Prospectus


PORTFOLIO MANAGEMENT FOR THE SERIES

Capital Research and Management Company is the investment adviser to the series. For each fund in the series, the Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

The members of the Portfolio Oversight Committee are:

                                                         PRIMARY TITLE WITH                   INVESTMENT
                                    INVESTMENT           INVESTMENT ADVISER                   PROFESSIONAL'S
INVESTMENT PROFESSIONAL/          PROFESSIONAL'S         (OR AFFILIATE)                       ROLE IN
SERIES TITLE                        EXPERIENCE           AND INVESTMENT                       MANAGEMENT
(IF APPLICABLE)                   IN THIS SERIES         EXPERIENCE                           OF THE SERIES
---------------------------------------------------------------------------------------------------------------------------------

JAMES B. LOVELACE                Less than 1 year        Senior Vice President and Director,  Serves as a member of the Portfolio
Vice Chairman of the Board (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 25
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

ALAN N. BERRO                    Less than 1 year        Vice President,                      Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 21 years
                                                         in total; 16 years with Capital
                                                         Research and Management
                                                         Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

JOYCE E. GORDON                  Less than 1 year        Senior Vice President and Director,  Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 27
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

NICHOLAS J. GRACE                Less than 1 year        Senior Vice President,               Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research Company             Oversight Committee

                                                         Investment professional for 17 years
                                                         in total; 13 years with Capital
                                                         Research and Management
                                                         Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

JOHN H. SMET                     Less than 1 year        Senior Vice President,               Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 25 years
                                                         in total; 24 years with Capital
                                                         Research and Management
                                                         Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

Information regarding the investment professionals' compensation, their ownership of shares in the series and other accounts they manage can be found in the statement of additional information.

                   American Funds Target Date Retirement Series / Prospectus 33


MULTIPLE PORTFOLIO COUNSELOR SYSTEM FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of an underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

34  American Funds Target Date Retirement Series / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE SERIES' TRANSFER AGENT, ON BEHALF OF THE
SERIES AND AMERICAN FUNDS DISTRIBUTORS, THE SERIES' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY OR OTHER VIOLATIONS, THE SERIES AND AMERICAN
FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER
ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Tax-deferred retirement plans and IRAs may open an account and purchase Class A or R shares as appropriate by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus)
authorized to sell the series' shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans.
Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition,
Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to traditional and Roth Individual Retirement Accounts (IRAs), SEPs, SARSEPs, SIMPLE IRAs and
individual 403(b) plans.

Retirement plan accounts not eligible to purchase Class R shares may purchase
Class A shares. Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Shares of each fund in the series offered through this prospectus generally may be exchanged into shares of the same class of other funds in the series or other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

THE SERIES' BOARD DETERMINED NOT TO ADOPT THE PURCHASE BLOCKING POLICY
CURRENTLY EMPLOYED BY THE OTHER AMERICAN FUNDS. THE BOARD MADE THIS DECISION
BECAUSE THE NATURE OF THE FUND DOES NOT LEND ITSELF TO ABUSIVE MARKET TIMING
ACTIVITIES. HOWEVER, AMERICAN FUNDS SERVICE COMPANY WILL MONITOR FOR FREQUENT
TRADING IN THE FUNDS' SHARES, AND ALL TRANSACTIONS IN FUND SHARES ARE SUBJECT
TO THE SERIES' AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY
ABUSIVE TRADING. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                   American Funds Target Date Retirement Series / Prospectus 35


PURCHASE MINIMUMS AND MAXIMUMS FOR IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT
ACCOUNTS

                -----------------------------------------------
                PURCHASE MINIMUMS FOR CLASS A SHARES/1/
                To establish an account                 $250/2/
                -----------------------------------------------
                   For a payroll deduction account        25
                -----------------------------------------------
                To add to an account                      50
                -----------------------------------------------
                   For a payroll deduction account        25
                -----------------------------------------------

/1/Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

SALES

Please contact your dealer, financial adviser, American Funds Service Company or, in the case of an employer-sponsored retirement plan, your plan administrator or recordkeeper, in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Beginning April 1, 2007, these reinvestments must be made into the same account from which the proceeds originated in order to qualify for reinvestment with no sales charge. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in
American Funds money market funds that are reinvested in non-money market
American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTION BY TELEPHONE, FAX OR THE INTERNET

Generally, IRA and other individual-type retirement account shareholders are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any loses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

VALUING SHARES

The net asset value of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value per share of each class of a fund equals the total value of the class' assets, less the class' liabilities, divided by the number of the class' outstanding shares. Shares are valued each day the New
York Stock Exchange is open for trading.

36  American Funds Target Date Retirement Series / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                DEALER
                                                    NET       COMMISSION
                                         OFFERING  AMOUNT   AS A PERCENTAGE
    INVESTMENT                            PRICE   INVESTED OF OFFERING PRICE
    ------------------------------------------------------------------------
    Less than $25,000                     5.75%    6.10%         5.00%
    ------------------------------------------------------------------------
    $25,000 but less than $50,000          5.00     5.26          4.25
    ------------------------------------------------------------------------
    $50,000 but less than $100,000         4.50     4.71          3.75
    ------------------------------------------------------------------------
    $100,000 but less than $250,000        3.50     3.63          2.75
    ------------------------------------------------------------------------
    $250,000 but less than $500,000        2.50     2.56          2.00
    ------------------------------------------------------------------------
    $500,000 but less than $750,000        2.00     2.04          1.60
    ------------------------------------------------------------------------
    $750,000 but less than $1 million      1.50     1.52          1.20
    ------------------------------------------------------------------------
    $1 million or more and certain other   none     none       see below
    investments described below
    ------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by IRA and individual-type retirement account shareholders on investments in Class A shares may be higher or lower than the
1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT ACCOUNT
INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1%
CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF
PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

..investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares of the American Funds before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

..certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group
Companies. Please see the statement of additional information for more information.

                   American Funds Target Date Retirement Series / Prospectus 37


EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

Employer-sponsored retirement plans that invested in Class A shares of the
American Funds without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the funds in the series without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or
American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A contingent deferred sales charge waived in the case of IRA and other individual-type retirement account investments, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments (excluding direct purchases of American Funds money market funds) to reduce their Class A sales charge. Through March 31,
2007, these plans may also take into account the current value of existing investments in an American Legacy(R) Retirement Investment Plan to determine their Class A sales charge.

IRA and other individual-type retirement account shareholders, as well as their
"immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), may combine all of their eligible American Funds investments (excluding direct purchases of American
Funds money market funds) to reduce their Class A sales charge. Through March
31, 2007, these shareholders may also take into account the current value of their holdings in American Legacy individual variable annuity contracts and life insurance policies to determine their Class A sales charge.

The following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by IRA and other individual-type retirement account shareholders and their immediate family
 (see above) may be aggregated if made for their own account(s) and/or certain other accounts, such as:

  .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

  .solely controlled business accounts; and

  .single-participant retirement plans.

38  American Funds Target Date Retirement Series / Prospectus


  CONCURRENT PURCHASES

  Simultaneous purchases of any class of shares of two or more American Funds
  (including, through March 31, 2007, purchases of any applicable American
  Legacy investments) may be combined to qualify for a reduced Class A sales charge. IRA and other individual-type retirement account shareholders may also combine purchases for gifts upon request.

  RIGHTS OF ACCUMULATION

  You may take into account your accumulated holdings in all share classes of the American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals.
  Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

  In addition, through March 31, 2007, you may also take into account the current value of holdings in any applicable American Legacy accounts to determine your Class A sales charge. Upon their request, IRA and other individual-type retirement account shareholders who make a gift of shares may purchase the shares at the sales charge discount allowed under rights of accumulation of all eligible accounts.

  STATEMENT OF INTENTION

  You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period (including, through March 31, 2007, purchases of any applicable American Legacy investments) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges"
  above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A shares in the case of IRA and other individual-type retirement account investments may be waived in the following cases:

..permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

..tax-free returns of excess contributions to IRAs;

..redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

..redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

..the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 --redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 --if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                   American Funds Target Date Retirement Series / Prospectus 39


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

..rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

..rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
 -- the assets being rolled over were invested in American Funds at the time of distribution; and
 -- the rolled over assets are contributed to an American Funds IRA with
 Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The series has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the series' board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% (see "Annual fund operating expenses" table) for
Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class
R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to
..25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund in the series, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating
Expenses table under "Fees and expenses of the fund" for each fund. These fees are paid solely from the assets of the series' income on an ongoing basis and not the underlying funds. Therefore, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds (including the series).
The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American
Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American
Funds Distributors to dealers were less than .02% of the assets of the American
Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors
makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds
Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

40  American Funds Target Date Retirement Series / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Generally, all dividends and capital gain distributions paid to shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by each fund to tax-deferred retirement plan accounts and IRAs are not taxable currently.

TAXES ON EXCHANGES

Exchanges within tax-deferred retirement plan accounts and IRAs will not result in a capital gain or loss for federal or state income tax purposes.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                   American Funds Target Date Retirement Series / Prospectus 41


Notes

42  American Funds Target Date Retirement Series / Prospectus


        [LOGO] American Funds/(R)/ The right choice for the long term(R)

                                      American Funds Service Company
    FOR SHAREHOLDER SERVICES          800/421-0180
--------------------------------------------------------------------------------

    FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator

--------------------------------------------------------------------------------
                                      American Funds Distributors
    FOR DEALER SERVICES               800/421-9900
--------------------------------------------------------------------------------

                                      americanfunds.com
    FOR 24-HOUR INFORMATION           AmericanFundsRetirement.com
--------------------------------------------------------------------------------

   Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the series, including the series' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
100 F Street, NE, Washington, DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street,
Los Angeles, California 90071.

     [LOGO]
Printed on recycled paper
RPGEPR-850-0207P Litho in USA CGD/RRD/9773     Investment Company File No. 811-21981
------------------------------------------------------------------------------------

THE CAPITAL GROUP COMPANIES

American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ STEVEN I. KOSZALKA
    STEVEN I. KOSZALKA


        [LOGO] American Funds/(R)/ The right choice for the long term(R)

American Funds
Target Date Retirement Series

 PROSPECTUS

 February 1, 2007

                 2  Risk/Return summary
                 3  Fees and expenses of the funds
                 8  Investment objectives, strategies and risks
                32  Management and organization
                35  Purchase, exchange and sale of shares
                37  Sales charges
                38  Sales charge reductions and waivers
                40  Rollovers from retirement plans to IRAs
                40  Plans of distribution
                40  Other compensation to dealers
                41  Distributions and taxes

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS  NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Target Date Retirement Series, Inc. consists of nine funds with varying target dates and investment objectives, each investing in a combination of American Funds. The nine funds are:

American Funds 2050 Target Date Retirement Fund

American Funds 2045 Target Date Retirement Fund

American Funds 2040 Target Date Retirement Fund

American Funds 2035 Target Date Retirement Fund

American Funds 2030 Target Date Retirement Fund

American Funds 2025 Target Date Retirement Fund

American Funds 2020 Target Date Retirement Fund

American Funds 2015 Target Date Retirement Fund

American Funds 2010 Target Date Retirement Fund

                   American Funds Target Date Retirement Series / Prospectus 1


Risk/Return summary

Each fund in this series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

Each fund will attempt to achieve its objectives by investing in a mix of
American Funds. The investment objectives of the American Funds include long-term growth primarily through investments in both U.S. and non-U.S.
stocks; long-term growth and income primarily through investments in stocks;
income and growth through stocks and/or bond investments; long-term growth and current income through investments in stocks and bonds; and current income through bond investments.

Capital Research and Management Company, the adviser to the funds in the series, may periodically rebalance or modify the mix of underlying funds.

Investments in each fund are subject to the following primary risks:

Allocation risk -- The funds are subject to the risk that the allocation strategy will not meet their retirement goals. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk that a fund's allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving his or her retirement goals.

Stock risk -- The funds are subject to the risks relating to the stock investments of the underlying funds. These risks include the possibility that stocks may experience large price swings and potential for loss and that the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

Bond risk -- The funds are subject to the risks relating to the bond investments of the underlying funds. These risks include potential changes in interest rates, effective maturities and credit ratings.

Non-U.S. securities risk -- The funds are subject to the risks relating to the
non-U.S. investments of the underlying funds. These risks include different accounting and legal standards, greater market volatility, differing securities market structures and various administrative difficulties outside the U.S.

(See the "Investment objectives, strategies and risks" section of this prospectus for a more detailed discussion of fund risks.)

Your investment in any of the funds in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN ANY FUND IN THE SERIES. THE LIKELIHOOD OF
LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

2   American Funds Target Date Retirement Series / Prospectus


Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds. Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which it invests.

       SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              ALL R SHARE
                                                      CLASS A   CLASSES
       ------------------------------------------------------------------

       Maximum initial sales charge on purchases      5.75%*     none
       (as a percentage of offering price)
       ------------------------------------------------------------------
       Maximum sales charge on reinvested dividends    none      none
       ------------------------------------------------------------------
       Maximum contingent deferred sales charge        none      none
       ------------------------------------------------------------------
       Redemption or exchange fees                     none      none
       ------------------------------------------------------------------

*The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                 CLASS  CLASS  CLASS  CLASS  CLASS
                                                                         CLASS A  R-1    R-2    R-3    R-4    R-5
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44    0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%   1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44    0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%   1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44    0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%   1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

/1/The investment advisory and service agreement provides for an investment management fee of .10%. The investment adviser is currently waiving its management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series'
   board. Estimated expenses shown above do not reflect any waiver.
/2/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class' average net assets annually.
/3/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds.

                   American Funds Target Date Retirement Series / Prospectus 3


ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                 CLASS  CLASS  CLASS  CLASS  CLASS
                                                                         CLASS A  R-1    R-2    R-3    R-4    R-5
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.44   0.44   0.44   0.44   0.44   0.44
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.91%  1.61%  1.62%  1.19%  0.86%  0.56%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.43   0.43   0.43   0.43   0.43   0.43
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.90%  1.60%  1.61%  1.18%  0.85%  0.55%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.43   0.43   0.43   0.43   0.43   0.43
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.90%  1.60%  1.61%  1.18%  0.85%  0.55%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%  0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30   1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07   0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47   1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.42   0.42   0.42   0.42   0.42   0.42
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.89%  1.59%  1.60%  1.17%  0.84%  0.54%
-------------------------------------------------------------------------------------------------------------------

/1/The investment advisory and service agreement provides for an investment management fee of .10%. The investment adviser is currently waiving its management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series'
   board. Estimated expenses shown above do not reflect any waiver.
/2/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class' average net assets annually.
/3/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds.

4   American Funds Target Date Retirement Series / Prospectus


ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                                                 CLASS  CLASS  CLASS  CLASS  CLASS
                                                                         CLASS A  R-1    R-2    R-3    R-4    R-5
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.42    0.42   0.42   0.42   0.42   0.42
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.89%   1.59%  1.60%  1.17%  0.84%  0.54%
-------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
-------------------------------------------------------------------------------------------------------------------
      Management fees/1/                                                  0.10%   0.10%  0.10%  0.10%  0.10%  0.10%
-------------------------------------------------------------------------------------------------------------------
      Distribution and/or service (12b-1) fees/2/                         0.30    1.00   0.75   0.50   0.25   none
-------------------------------------------------------------------------------------------------------------------
      Other expenses                                                      0.07    0.07   0.33   0.15   0.07   0.02
-------------------------------------------------------------------------------------------------------------------
OPERATING EXPENSES OF TARGET DATE FUND                                    0.47    1.17   1.18   0.75   0.42   0.12
-------------------------------------------------------------------------------------------------------------------
      Fees and expenses of underlying funds/3/                            0.41    0.41   0.41   0.41   0.41   0.41
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES OF TARGET DATE FUND AND UNDERLYING FUNDS  0.88%   1.58%  1.59%  1.16%  0.83%  0.53%
-------------------------------------------------------------------------------------------------------------------

/1/The investment advisory and service agreement provides for an investment management fee of .10%. The investment adviser is currently waiving its management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series'
   board. Estimated expenses shown above do not reflect any waiver.

/2/Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
   .75% and .50%, respectively, of the class' average net assets annually.
/3/To the extent a fund invests in underlying American Funds, it will invest in
   Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds.

                   American Funds Target Date Retirement Series / Prospectus 5


OTHER EXPENSES

The "Other expenses" items in the tables beginning on page 3 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the series' investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                              PAYMENTS TO AFFILIATED ENTITIES                      PAYMENTS TO UNAFFILIATED ENTITIES
--------------------------------------------------------------------------------------------------------------------

Class A                                .10% of assets                                       .10% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-1                              .10% of assets                                       .10% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-2 .15% of assets plus $27 per participant position/1/ or .35% of assets/2/          .25% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-3 .10% of assets plus $12 per participant position/1/ or .19% of assets/2/          .15% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-4                              .10% of assets                                       .10% of assets
--------------------------------------------------------------------------------------------------------------------
Class R-5                              .05% of assets                                       .05% of assets
--------------------------------------------------------------------------------------------------------------------

/1/Payment with respect to Recordkeeper Direct(R) program.
/2/Payment with respect to PlanPremier(R) program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in a fund in the series with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                                         1 YEAR 3 YEARS
         --------------------------------------------------------------

         AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------
         AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------
         AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

6   American Funds Target Date Retirement Series / Prospectus


                                                         1 YEAR 3 YEARS
         --------------------------------------------------------------

         AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $663    $848
         --------------------------------------------------------------
         Class R-1                                        164     508
         --------------------------------------------------------------
         Class R-2                                        165     511
         --------------------------------------------------------------
         Class R-3                                        121     378
         --------------------------------------------------------------
         Class R-4                                         88     274
         --------------------------------------------------------------
         Class R-5                                         57     179
         --------------------------------------------------------------
         AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $662    $845
         --------------------------------------------------------------
         Class R-1                                        163     505
         --------------------------------------------------------------
         Class R-2                                        164     508
         --------------------------------------------------------------
         Class R-3                                        120     375
         --------------------------------------------------------------
         Class R-4                                         87     271
         --------------------------------------------------------------
         Class R-5                                         56     176
         --------------------------------------------------------------
         AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $662    $845
         --------------------------------------------------------------
         Class R-1                                        163     505
         --------------------------------------------------------------
         Class R-2                                        164     508
         --------------------------------------------------------------
         Class R-3                                        120     375
         --------------------------------------------------------------
         Class R-4                                         87     271
         --------------------------------------------------------------
         Class R-5                                         56     176
         --------------------------------------------------------------
         AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $661    $843
         --------------------------------------------------------------
         Class R-1                                        162     502
         --------------------------------------------------------------
         Class R-2                                        163     505
         --------------------------------------------------------------
         Class R-3                                        119     372
         --------------------------------------------------------------
         Class R-4                                         86     268
         --------------------------------------------------------------
         Class R-5                                         55     173
         --------------------------------------------------------------
         AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $661    $843
         --------------------------------------------------------------
         Class R-1                                        162     502
         --------------------------------------------------------------
         Class R-2                                        163     505
         --------------------------------------------------------------
         Class R-3                                        119     372
         --------------------------------------------------------------
         Class R-4                                         86     268
         --------------------------------------------------------------
         Class R-5                                         55     173
         --------------------------------------------------------------
         AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND
         --------------------------------------------------------------
         Class A*                                        $660    $840
         --------------------------------------------------------------
         Class R-1                                        161     499
         --------------------------------------------------------------
         Class R-2                                        162     502
         --------------------------------------------------------------
         Class R-3                                        118     368
         --------------------------------------------------------------
         Class R-4                                         85     265
         --------------------------------------------------------------
         Class R-5                                         54     170
         --------------------------------------------------------------

*Reflects the maximum initial sales charge in the first year.

                   American Funds Target Date Retirement Series / Prospectus 7


Investment objectives, strategies and risks

The investment objectives, strategies and risks of each fund are summarized below.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund's name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the
2050 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. These objectives may be modified by the series' board of directors without shareholder approval.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund, and bond funds. Further, the fund categories represent differing investment objectives.
For example, growth funds seek long-term growth primarily through investing in both U.S. and non-U.S. stocks. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by
Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. The adviser will continue to manage each fund for approximately 30 years after the fund reaches its target date.
Funds that have been managed for 20 years after their respective target dates may be combined, in accordance with applicable law.

The following chart illustrates the investment strategy of each fund by showing how its investment in the various fund categories will change over time.

[stacked bar chart]

INVESTMENT STRATEGY FOR TARGET DATE FUNDS

[Stacked bar chart illustrating the investment strategy each fund may use over time.]

[end chart]

The adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the target allocation strategy set forth above. (For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%.) The adviser will continuously monitor the funds and may make modifications to either the investment strategy or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund (and each of the underlying funds) may, from time to time, take temporary defensive positions by holding cash, money market instruments or shares of money market funds in attempting to respond to adverse market, economic, political and other conditions.

8   American Funds Target Date Retirement Series / Prospectus


The following table details the percentage allocation of each fund to the underlying American Funds as of February 1, 2007.

TARGET FUND ALLOCATIONS*
                                         2050 2045 2040 2035 2030 2025 2020 2015 2010
-------------------------------------------------------------------------------------

GROWTH
-------------------------------------------------------------------------------------
AMCAP Fund(R)                             7%   7%   7%   7%   7%   7%   6%   5%   4%
-------------------------------------------------------------------------------------
EuroPacific Growth Fund(R)                4    4    4    4    4    4    4    3    3
-------------------------------------------------------------------------------------
The Growth Fund of America(R)             7    7    7    7    7    7    6    5    4
-------------------------------------------------------------------------------------
The New Economy Fund(R)                   4    4    4    4    4    4    3    0    0
-------------------------------------------------------------------------------------
New Perspective Fund(R)                   7    7    7    7    7    7    7    6    5
-------------------------------------------------------------------------------------
New World Fund/SM/                        4    4    4    4    4    4    3    2    2
-------------------------------------------------------------------------------------
SMALLCAP World Fund(R)                    7    7    7    7    7    7    6    4    2
-------------------------------------------------------------------------------------
GROWTH ALLOCATION                        40   40   40   40   40   40   35   25   20
GROWTH-AND-INCOME
-------------------------------------------------------------------------------------
American Mutual Fund(R)                   5%   5%   5%   5%   5%   5%   5%   5%   7%
-------------------------------------------------------------------------------------
Capital World Growth and Income Fund/SM/ 10   10   10   10    9    7    7    7    7
-------------------------------------------------------------------------------------
Fundamental Investors/SM/                10   10   10   10    8    7    7    7    7
-------------------------------------------------------------------------------------
The Investment Company of America(R)     10   10   10   10    9    8    8    8    7
-------------------------------------------------------------------------------------
Washington Mutual Investors Fund/SM/     10   10   10   10    9    8    8    8    7
-------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION             45   45   45   45   40   35   35   35   35
-------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
-------------------------------------------------------------------------------------
American Balanced Fund(R)                 4%   4%   4%   4%   5%   8%   8%   8%   8%
-------------------------------------------------------------------------------------
Capital Income Builder(R)                 3    3    3    3    5    6    6    6    6
-------------------------------------------------------------------------------------
The Income Fund of America(R)             3    3    3    3    5    6    6    6    6
-------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED ALLOCATION    10   10   10   10   15   20   20   20   20
-------------------------------------------------------------------------------------
BOND
-------------------------------------------------------------------------------------
American High-Income Trust/SM/            0%   0%   0%   0%   0%   0%   0%   0%   5%
-------------------------------------------------------------------------------------
The Bond Fund of America/SM/              0    0    0    0    0    0    0    5   10
-------------------------------------------------------------------------------------
Capital World Bond Fund(R)                0    0    0    0    0    0    0    5    5
-------------------------------------------------------------------------------------
U.S. Government Securities Fund/SM/       5    5    5    5    5    5   10   10    5
-------------------------------------------------------------------------------------
BOND ALLOCATION                           5    5    5    5    5    5   10   20   25
-------------------------------------------------------------------------------------

*As noted above, the adviser will modify these allocations from time to time and over time.

                       FUND ALLOCATIONS AS OF FEBRUARY 1, 2007

[stacked bar chart]

         Growth   Growth-and-Income  Equity-Income and Balanced   Bond
         ------   -----------------  --------------------------   ----
2050       40%           45%                   10%                 5%
2045       40%           45%                   10%                 5%
2040       40%           45%                   10%                 5%
2035       40%           45%                   10%                 5%
2030       40%           40%                   15%                 5%
2025       40%           35%                   20%                 5%
2020       35%           35%                   20%                10%
2015       25%           35%                   20%                20%
2010       20%           35%                   20%                25%

[end chart]

                   American Funds Target Date Retirement Series / Prospectus 9


Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to wide price fluctuations. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

The underlying bond funds invest in debt securities using a range of quality standards. For example, certain of the underlying funds invest in lower quality debt securities (rated Ba or BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the underlying fund's investment adviser), including those of non-U.S. issuers.
The average maturities of the securities in which each underlying bond fund invests will vary from short-term to long-term. For information regarding the specific quality guidelines and the average maturity for each underlying fund, please refer to the "Underlying fund investment objectives, risks and investment results" on the following pages.

Investing in stocks and bonds of issuers based outside the United States may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

UNDERLYING FUND INVESTMENT OBJECTIVES, RISKS AND INVESTMENT RESULTS

The investment objectives, risks and investment results of the underlying funds are summarized on the following pages. They should not be construed as an offer to purchase the underlying funds. For additional information regarding the underlying funds, investors should read the most current prospectus(es) of the underlying funds.

As noted above, to the extent a fund invests in one or more underlying American
Funds, it will invest in Class R-5 shares of such underlying funds. However, each fund in the series will offer Class A, R-1, R-2, R-3, R-4 and R-5 shares.
These funds will have additional fees to pay for certain expenses unique to the target date funds. Other than these expenses, the expenses of the target date funds and the underlying funds will be comparable. For that reason, we have provided returns for each of these share classes of the underlying funds.

10  American Funds Target Date Retirement Series / Prospectus


GROWTH FUNDS

AMCAP FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above-average, long-term growth. The fund may also invest in non-U.S. securities to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should a have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/1/67
With a maximum sales charge                                        2.37%   4.87%   10.35%      12.18%
Without a sales charge                                              8.63    6.12    11.00       12.35

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/26/02  7.71%       9.16%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02   7.78        6.67
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02    8.25        7.88
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02   8.60        7.22
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   8.91        7.47
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 11


THE GROWTH FUND OF AMERICA

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest in both U.S. and non-U.S. securities.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/73
With a maximum sales charge                                        4.57%   6.74%   12.27%      15.22%
Without a sales charge                                             10.94    8.01    12.94       15.43

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/6/02  10.07%      10.75%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  10.07        9.51
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 5/21/02  10.63       10.00
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02  10.91       10.51
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  11.24       10.33
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

12  American Funds Target Date Retirement Series / Prospectus


THE NEW ECONOMY FUND

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy, although a portion of its assets may be invested outside these areas.
Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems software, the
Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/83
With a maximum sales charge                                        8.13%   6.95%    8.91%      12.24%
Without a sales charge                                             14.73    8.23     9.56       12.53

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/21/02 13.79%      12.40%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  13.80        9.89
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/25/02  14.26       13.19
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/25/02  14.66       18.38
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  15.03       10.19
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 13


INTERNATIONAL AND GLOBAL GROWTH FUNDS

EUROPACIFIC GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change by the board only upon 60 days' notice to shareholders.
Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the
United States. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings will fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad, and currency fluctuations. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/16/84
With a maximum sales charge                                       14.86%  13.84%   10.57%      13.80%
Without a sales charge                                             21.87   15.19    11.23       14.10

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/17/02 20.87%      16.50%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  20.85       15.28
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 5/21/02  21.42       15.42
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/7/02   21.83       16.74
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  22.17       16.17
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

14  American Funds Target Date Retirement Series / Prospectus


NEW PERSPECTIVE FUND

The fund's primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective. The fund invests primarily in common stocks of companies located around the world to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/13/73
With a maximum sales charge                                       12.96%  10.53%   11.25%      13.70%
Without a sales charge                                             19.87   11.84    11.91       13.90

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/17/02 18.89%      13.30%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  18.88       11.70
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   19.45       13.00
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02  19.83       12.72
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  20.21       12.90
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 15


NEW WORLD FUND

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States, particularly in countries with developing economies and/or markets, may be affected to a greater extent. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.
Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS LIFETIME/2/
--------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 6/17/99
With a maximum sales charge                                       25.76%  20.47%  11.89%
Without a sales charge                                            33.42   21.91   12.77

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02 32.30%  20.97%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 6/7/02  32.34   21.04
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02  32.82   21.54
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 10/7/02 33.31   30.02
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02 33.77   21.20
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

16  American Funds Target Date Retirement Series / Prospectus


SMALLCAP WORLD FUND

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 4/30/90
With a maximum sales charge                                       15.89%  13.21%    8.94%      11.31%
Without a sales charge                                             22.96   14.56     9.59       11.70

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/19/02 21.95%      16.78%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  22.00       15.43
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/20/02  22.48       17.48
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/24/02  22.89       22.22
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  23.30       15.69
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 17


GROWTH-AND-INCOME FUNDS

AMERICAN MUTUAL FUND

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected.
In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's board of directors at the recommendation of Capital Research and Management Company, the fund's investment adviser. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/21/50
With a maximum sales charge                                        9.57%   6.63%    8.81%      12.36%
Without a sales charge                                             16.24    7.91     9.45       12.48

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02 15.25%       8.11%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  15.29        7.28
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02   15.83        8.43
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02  16.15        9.55
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  16.48        8.08
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

18  American Funds Target Date Retirement Series / Prospectus


CAPITAL WORLD GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 3/26/93
With a maximum sales charge                                       15.33%  15.33%   13.12%      14.25%
Without a sales charge                                             22.36   16.70    13.79       14.75

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/7/02  21.28%      16.52%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 6/7/02   21.28       16.55
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02   21.85       16.85
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02  22.24       19.07
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  22.59       16.70
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 19


FUNDAMENTAL INVESTORS

The fund's investment objective is to achieve long-term growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks and may invest significantly in securities of issuers domiciled outside the United States and Canada and not included in the
Standard & Poor's 500 Composite Index.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 8/1/78
With a maximum sales charge                                       12.38%   9.30%   10.48%      14.01%
Without a sales charge                                             19.24   10.60    11.14       14.25

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/19/02 18.19%      11.91%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  18.26       10.50
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   18.75       11.71
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/25/02  19.12       17.78
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  19.50       11.43
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from August 1, 1978, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

20  American Funds Target Date Retirement Series / Prospectus


THE INVESTMENT COMPANY OF AMERICA

The fund's investment objectives are to achieve long-term growth of capital and income. The fund strives to accomplish these objectives through extensive U.S.
and global research, careful selection and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The fund invests primarily in common stocks. The fund's investments are limited to securities of companies that are included on its eligible list, which consists of securities deemed suitable by the fund's investment adviser in light of the fund's investment objectives and policies. Securities are added to, or deleted from, the eligible list by the board of directors, after reviewing and acting upon the recommendations of the investment adviser.

The fund is designed for investors seeking both capital appreciation and income. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 1/1/34
With a maximum sales charge                                        9.28%   6.73%    9.82%      12.82%
Without a sales charge                                             15.94    8.00    10.47       12.91

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/6/02  14.96%       8.72%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  14.99        7.85
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   15.54        8.93
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02  15.90        8.70
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  16.22        8.84
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 21


WASHINGTON MUTUAL INVESTORS FUND

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield and a below-average price-to-earnings ratio in relation to Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its eligible list, which is compiled to conform to the fund's investment standards based on criteria that were originally adopted by the United States
District Court for the District of Columbia. The investment adviser monitors the eligible list and makes recommendations to the board of directors of changes necessary for continued compliance with the fund's investment standards.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/31/52
With a maximum sales charge                                       11.26%   6.29%    9.23%      12.69%
Without a sales charge                                             18.04    7.56     9.88       12.82

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 5/29/02 17.00%       6.99%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  17.05        7.07
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   17.61        8.13
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02  17.94        7.59
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  18.32        7.84
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

22  American Funds Target Date Retirement Series / Prospectus


EQUITY-INCOME FUNDS

CAPITAL INCOME BUILDER

The fund primarily seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Secondarily, the fund strives to make your investment grow over time. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in equity securities). The fund may also invest significantly in non-U.S. securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 7/30/87
With a maximum sales charge                                       15.01%  11.64%   10.60%      11.59%
Without a sales charge                                             22.04   12.97    11.26       11.93

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02 21.02%      11.80%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  21.02       11.41
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   21.57       12.07
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02  21.92       12.30
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  22.28       12.61
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 23


THE INCOME FUND OF AMERICA

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 20% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500 Composite
Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba and BB or below by Moody's Investors Service or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 10%
of it assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United
States may be affected to a greater extent.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 12/1/73
With a maximum sales charge                                       13.40%   9.66%    9.47%      12.57%
Without a sales charge                                             20.29   10.97    10.12       12.77

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/17/02 19.29%      10.81%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02  19.35       10.06
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   19.87       10.85
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02  20.19       12.39
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  20.59       11.08
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for Class A shares are measured from December 1, 1973, when
   Capital Research and Management Company became the fund's investment adviser. Lifetime results for other share classes are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

24  American Funds Target Date Retirement Series / Prospectus


BALANCED FUND

AMERICAN BALANCED FUND

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least
25% of the value of its assets in debt securities, including money market securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS
-----------------------------------------------------------------------------------------
CLASS A/1/ -- FROM 7/26/75/2/
With a maximum sales charge                                        5.36%   6.38%    9.04%
Without a sales charge                                             11.80    7.65     9.69

                                               1 YEAR LIFETIME/3/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 5/29/02 10.91%       6.98%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/21/02  10.90        6.93
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02   11.44        7.86
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/21/02  11.78        8.89
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  12.08        7.90
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
/3/Lifetime results are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 25


BOND FUNDS

AMERICAN HIGH-INCOME TRUST

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities rated Ba or BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality, including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.
Typically, the fund will be invested in intermediate to long-term securities.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        8.00%   8.82%    6.88%       9.07%
Without a sales charge                                             12.19    9.66     7.29        9.30

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 7/11/02 11.25%      12.81%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 6/18/02  11.28       11.01
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/21/02  11.76       11.82
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 7/19/02  12.12       13.75
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02  12.45       10.96
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

26  American Funds Target Date Retirement Series / Prospectus


THE BOND FUND OF AMERICA

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality. Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 5/28/74
With a maximum sales charge                                        1.87%   5.54%    5.76%       9.00%
Without a sales charge                                              5.88    6.35     6.17        9.13

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/11/02  5.05%       5.67%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02   5.06        5.57
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/4/02    5.49        5.96
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/20/02   5.86        6.44
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   6.17        6.81
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 27


CAPITAL WORLD BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.
Normally, the fund's debt obligations will consist substantially of investment-grade bonds (rated Baa or BBB or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest up to 25%
of its assets in lower quality, higher yielding debt securities (rated Ba and
BB or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser). Typically, the fund will invest in intermediate to long-term securities.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected by a greater extent. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single corporate issuer.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 8/4/87
With a maximum sales charge                                        3.57%   9.17%    5.44%       7.41%
Without a sales charge                                              7.60   10.01     5.84        7.62

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/28/02  6.81%       8.72%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 7/9/02    6.79        8.80
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 7/16/02   7.30        9.01
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 8/15/02   7.58        9.99
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   7.95       10.61
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

28  American Funds Target Date Retirement Series / Prospectus


INTERMEDIATE BOND FUND OF AMERICA(R)

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. As of the end of the fund's last fiscal period, August 31, 2006, the dollar-weighted average maturity of the fund's portfolio was 3.55 years.
The fund invests primarily in debt securities with quality ratings of A or better or in unrated securities determined to be of equivalent quality. The fund may invest in debt securities rated Baa/BBB or unrated securities determined to be of equivalent quality by the fund's investment adviser.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.
The fund primarily invests in intermediate-term debt securities, including securities guaranteed or sponsored by the U.S. government and mortgage- and asset-backed securities. The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.
Examples of such securities are mortgage-backed securities issued by the
Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan
Mortgage Corporation (Freddie Mac).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 2/19/88
With a maximum sales charge                                        1.45%   2.92%    4.61%       5.87%
Without a sales charge                                              4.02    3.45     4.88        6.01

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/13/02  3.21%       2.36%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02   3.24        2.44
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/26/02   3.63        2.68
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 6/27/02   4.01        3.10
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   4.31        3.67
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 29


SHORT-TERM BOND FUND OF AMERICA/SM/

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in short-term debt securities with quality ratings of AA or Aa or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in
A-rated debt securities or in unrated securities determined to be of equivalent quality by the fund's investment adviser. The fund may invest significantly in securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

Short-Term Bond Fund of America commenced investment operations on November 1,
2006. Currently, there are no investment results for this fund.

30  American Funds Target Date Retirement Series / Prospectus


U.S. GOVERNMENT SECURITIES FUND
The fund seeks to provide you with a high level of current income, as well as to preserve your investment, by investing at least 80% of its assets in securities that are issued, guaranteed or sponsored by the U.S. government.
The fund may invest up to 20% of its assets in non-government securities rated AAA or Aaa or in unrated securities determined to be of equivalent quality. The fund is not required to invest within any particular maturity range.

The fund is designed for investors seeking income, higher credit quality and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association
(Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

While the fund invests in the highest quality debt securities, these securities may still be affected by changing interest rates and prepayment risks. It is important to note that neither the fund nor its yield is guaranteed by the U.S.
government.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
INVESTMENT RESULTS

                                                                  1 YEAR 5 YEARS 10 YEARS LIFETIME/2/
-----------------------------------------------------------------------------------------------------
CLASS A/1/ -- FIRST SOLD 10/17/85
With a maximum sales charge                                       -0.75%   3.02%    4.75%       6.51%
Without a sales charge                                              3.15    3.81     5.15        6.70

                                               1 YEAR LIFETIME/2/
               --------------------------------------------------
               CLASS R-1 -- FIRST SOLD 6/13/02  2.41%       2.74%
               --------------------------------------------------
               CLASS R-2 -- FIRST SOLD 5/31/02   2.43        2.84
               --------------------------------------------------
               CLASS R-3 -- FIRST SOLD 6/6/02    2.82        3.25
               --------------------------------------------------
               CLASS R-4 -- FIRST SOLD 5/28/02   3.18        3.66
               --------------------------------------------------
               CLASS R-5 -- FIRST SOLD 5/15/02   3.49        4.11
               --------------------------------------------------

/1/Only Class A shares are sold with a sales charge.
/2/Lifetime results for each share class are measured from the date the share class was first sold.

Past results are not predictive of future results. The results of the underlying fund shown above are provided for informational purposes only and do not represent the results of any fund in the series.

                   American Funds Target Date Retirement Series / Prospectus 31


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the series and the underlying American Funds. Capital Research and Management Company is a
wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the series.
Capital Research and Management Company is currently waiving its management fee for its services with respect to each fund in the series; however, it receives management fees from managing the underlying funds. A discussion regarding the basis for the approval of the series' investment advisory and service agreement by the series' board of directors will be contained in the series' semi-annual report to shareholders for the fiscal period ending April 30, 2007.

EXECUTION OF PORTFOLIO TRANSACTIONS

The funds will not incur any commission expense relating to purchases or sales of the underlying funds. With respect to other securities, such as cash and cash equivalents, however, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser does place orders for the securities in the portfolios of the underlying funds.
In doing so, the investment adviser strives to obtain best execution for the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price it believes to be reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds'
portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the underlying funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the underlying funds' portfolio transactions.
However, when the investment adviser places orders for the underlying funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the underlying funds or other funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for each fund in the series is available at
americanfunds.com. A link to the funds' complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to its respective web page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange
Commission. In addition, portfolio holdings information for each underlying fund is available at americanfunds.com.

A description of the series' policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

32  American Funds Target Date Retirement Series / Prospectus


PORTFOLIO MANAGEMENT FOR THE SERIES

Capital Research and Management Company is the investment adviser to the series. For each fund in the series, the Portfolio Oversight Committee works as a team to develop the allocation strategy and select the underlying funds.

The members of the Portfolio Oversight Committee are:

                                                         PRIMARY TITLE WITH                   INVESTMENT
                                    INVESTMENT           INVESTMENT ADVISER                   PROFESSIONAL'S
INVESTMENT PROFESSIONAL/          PROFESSIONAL'S         (OR AFFILIATE)                       ROLE IN
SERIES TITLE                        EXPERIENCE           AND INVESTMENT                       MANAGEMENT
(IF APPLICABLE)                   IN THIS SERIES         EXPERIENCE                           OF THE SERIES
---------------------------------------------------------------------------------------------------------------------------------

JAMES B. LOVELACE                Less than 1 year        Senior Vice President and Director,  Serves as a member of the Portfolio
Vice Chairman of the Board (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 25
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

ALAN N. BERRO                    Less than 1 year        Vice President,                      Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 21 years
                                                         in total; 16 years with Capital
                                                         Research and Management
                                                         Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

JOYCE E. GORDON                  Less than 1 year        Senior Vice President and Director,  Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 27
                                                         years, all with Capital Research and
                                                         Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

NICHOLAS J. GRACE                Less than 1 year        Senior Vice President,               Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research Company             Oversight Committee

                                                         Investment professional for 17 years
                                                         in total; 13 years with Capital
                                                         Research and Management
                                                         Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

JOHN H. SMET                     Less than 1 year        Senior Vice President,               Serves as a member of the Portfolio
Senior Vice President      (since the series' inception) Capital Research and Management      Oversight Committee
                                                         Company

                                                         Investment professional for 25 years
                                                         in total; 24 years with Capital
                                                         Research and Management
                                                         Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------

Information regarding the investment professionals' compensation, their ownership of shares in the series and other accounts they manage can be found in the statement of additional information.

                   American Funds Target Date Retirement Series / Prospectus 33


MULTIPLE PORTFOLIO COUNSELOR SYSTEM FOR THE UNDERLYING FUNDS

Capital Research and Management Company uses a system of multiple portfolio counselors in managing assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of an underlying fund's portfolio. Investment decisions are subject to the underlying fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

34  American Funds Target Date Retirement Series / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE SERIES' TRANSFER AGENT, ON BEHALF OF THE
SERIES AND AMERICAN FUNDS DISTRIBUTORS, THE SERIES' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY OR OTHER VIOLATIONS, THE SERIES AND AMERICAN
FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER
ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Tax-deferred retirement plans and IRAs may open an account and purchase Class A or R shares as appropriate by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus)
authorized to sell the series' shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans.
Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition,
Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to traditional and Roth Individual Retirement Accounts (IRAs), SEPs, SARSEPs, SIMPLE IRAs and
individual 403(b) plans.

Retirement plan accounts not eligible to purchase Class R shares may purchase
Class A shares. Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Shares of each fund in the series offered through this prospectus generally may be exchanged into shares of the same class of other funds in the series or other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

THE SERIES' BOARD DETERMINED NOT TO ADOPT THE PURCHASE BLOCKING POLICY
CURRENTLY EMPLOYED BY THE OTHER AMERICAN FUNDS. THE BOARD MADE THIS DECISION
BECAUSE THE NATURE OF THE FUND DOES NOT LEND ITSELF TO ABUSIVE MARKET TIMING
ACTIVITIES. HOWEVER, AMERICAN FUNDS SERVICE COMPANY WILL MONITOR FOR FREQUENT
TRADING IN THE FUNDS' SHARES, AND ALL TRANSACTIONS IN FUND SHARES ARE SUBJECT
TO THE SERIES' AND AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY
ABUSIVE TRADING. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE
INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER
POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                   American Funds Target Date Retirement Series / Prospectus 35


PURCHASE MINIMUMS AND MAXIMUMS FOR IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT
ACCOUNTS

                -----------------------------------------------
                PURCHASE MINIMUMS FOR CLASS A SHARES/1/
                To establish an account                 $250/2/
                -----------------------------------------------
                   For a payroll deduction account        25
                -----------------------------------------------
                To add to an account                      50
                -----------------------------------------------
                   For a payroll deduction account        25
                -----------------------------------------------

/1/Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

SALES

Please contact your dealer, financial adviser, American Funds Service Company or, in the case of an employer-sponsored retirement plan, your plan administrator or recordkeeper, in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Beginning April 1, 2007, these reinvestments must be made into the same account from which the proceeds originated in order to qualify for reinvestment with no sales charge. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in
American Funds money market funds that are reinvested in non-money market
American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTION BY TELEPHONE, FAX OR THE INTERNET

Generally, IRA and other individual-type retirement account shareholders are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any loses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

VALUING SHARES

The net asset value of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value per share of each class of a fund equals the total value of the class' assets, less the class' liabilities, divided by the number of the class' outstanding shares. Shares are valued each day the New
York Stock Exchange is open for trading.

36  American Funds Target Date Retirement Series / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                DEALER
                                                    NET       COMMISSION
                                         OFFERING  AMOUNT   AS A PERCENTAGE
    INVESTMENT                            PRICE   INVESTED OF OFFERING PRICE
    ------------------------------------------------------------------------
    Less than $25,000                     5.75%    6.10%         5.00%
    ------------------------------------------------------------------------
    $25,000 but less than $50,000          5.00     5.26          4.25
    ------------------------------------------------------------------------
    $50,000 but less than $100,000         4.50     4.71          3.75
    ------------------------------------------------------------------------
    $100,000 but less than $250,000        3.50     3.63          2.75
    ------------------------------------------------------------------------
    $250,000 but less than $500,000        2.50     2.56          2.00
    ------------------------------------------------------------------------
    $500,000 but less than $750,000        2.00     2.04          1.60
    ------------------------------------------------------------------------
    $750,000 but less than $1 million      1.50     1.52          1.20
    ------------------------------------------------------------------------
    $1 million or more and certain other   none     none       see below
    investments described below
    ------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by IRA and individual-type retirement account shareholders on investments in Class A shares may be higher or lower than the
1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, IRA AND OTHER INDIVIDUAL-TYPE RETIREMENT ACCOUNT
INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1%
CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF
PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

..investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares of the American Funds before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

..certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group
Companies. Please see the statement of additional information for more information.

                   American Funds Target Date Retirement Series / Prospectus 37


EMPLOYER-SPONSORED RETIREMENT PLANS

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

Employer-sponsored retirement plans that invested in Class A shares of the
American Funds without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the funds in the series without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The series may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or
American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A contingent deferred sales charge waived in the case of IRA and other individual-type retirement account investments, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments (excluding direct purchases of American Funds money market funds) to reduce their Class A sales charge. Through March 31,
2007, these plans may also take into account the current value of existing investments in an American Legacy(R) Retirement Investment Plan to determine their Class A sales charge.

IRA and other individual-type retirement account shareholders, as well as their
"immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), may combine all of their eligible American Funds investments (excluding direct purchases of American
Funds money market funds) to reduce their Class A sales charge. Through March
31, 2007, these shareholders may also take into account the current value of their holdings in American Legacy individual variable annuity contracts and life insurance policies to determine their Class A sales charge.

The following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by IRA and other individual-type retirement account shareholders and their immediate family
 (see above) may be aggregated if made for their own account(s) and/or certain other accounts, such as:

  .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

  .solely controlled business accounts; and

  .single-participant retirement plans.

38  American Funds Target Date Retirement Series / Prospectus


  CONCURRENT PURCHASES

  Simultaneous purchases of any class of shares of two or more American Funds
  (including, through March 31, 2007, purchases of any applicable American
  Legacy investments) may be combined to qualify for a reduced Class A sales charge. IRA and other individual-type retirement account shareholders may also combine purchases for gifts upon request.

  RIGHTS OF ACCUMULATION

  You may take into account your accumulated holdings in all share classes of the American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals.
  Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

  In addition, through March 31, 2007, you may also take into account the current value of holdings in any applicable American Legacy accounts to determine your Class A sales charge. Upon their request, IRA and other individual-type retirement account shareholders who make a gift of shares may purchase the shares at the sales charge discount allowed under rights of accumulation of all eligible accounts.

  STATEMENT OF INTENTION

  You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period (including, through March 31, 2007, purchases of any applicable American Legacy investments) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges"
  above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A shares in the case of IRA and other individual-type retirement account investments may be waived in the following cases:

..permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

..tax-free returns of excess contributions to IRAs;

..redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

..redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

..the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 --redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 --if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                   American Funds Target Date Retirement Series / Prospectus 39


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

..rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

..rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:
 -- the assets being rolled over were invested in American Funds at the time of distribution; and
 -- the rolled over assets are contributed to an American Funds IRA with
 Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The series has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the series' board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% (see "Annual fund operating expenses" table) for
Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class
R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to
..25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund in the series, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating
Expenses table under "Fees and expenses of the fund" for each fund. These fees are paid solely from the assets of the series' income on an ongoing basis and not the underlying funds. Therefore, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) who have sold shares of the American Funds (including the series).
The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American
Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American
Funds Distributors to dealers were less than .02% of the assets of the American
Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors
makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds
Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

40  American Funds Target Date Retirement Series / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Generally, all dividends and capital gain distributions paid to shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by each fund to tax-deferred retirement plan accounts and IRAs are not taxable currently.

TAXES ON EXCHANGES

Exchanges within tax-deferred retirement plan accounts and IRAs will not result in a capital gain or loss for federal or state income tax purposes.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                   American Funds Target Date Retirement Series / Prospectus 41


Notes

42  American Funds Target Date Retirement Series / Prospectus


        [LOGO] American Funds/(R)/ The right choice for the long term(R)

                                      American Funds Service Company
    FOR SHAREHOLDER SERVICES          800/421-0180
--------------------------------------------------------------------------------

    FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator

--------------------------------------------------------------------------------
                                      American Funds Distributors
    FOR DEALER SERVICES               800/421-9900
--------------------------------------------------------------------------------

                                      americanfunds.com
    FOR 24-HOUR INFORMATION           AmericanFundsRetirement.com
--------------------------------------------------------------------------------

   Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
--------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the series, including the series' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
100 F Street, NE, Washington, DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street,
Los Angeles, California 90071.

     [LOGO]
Printed on recycled paper
RPGEPR-850-0207P Litho in USA CGD/RRD/9773     Investment Company File No. 811-21981
------------------------------------------------------------------------------------

THE CAPITAL GROUP COMPANIES

American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust


                AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND
                AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

       EACH A FUND OF AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

                                     Part B
                      Statement of Additional Information

                                February 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Target Date Retirement Series (the
"series") dated February 1, 2007. You may obtain a prospectus from your financial adviser or by writing to the series at the following address:

                  American Funds Target Date Retirement Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

             American Funds Target Date Retirement Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

                        *     *     *     *     *     *

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks" which provides information about the series and the underlying funds.

INVESTMENT TECHNIQUES RELATING TO THE FUNDS IN THE SERIES -- In addition to its investments in the underlying funds, a portion of each fund's assets, which will normally be less than 20%, may be held in cash or cash equivalents, including but not limited to obligations of banks, such as time deposits or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Each fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes,
U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

INVESTMENT TECHNIQUES RELATING TO THE UNDERLYING FUNDS -- Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or "Fundamental policies and investment restrictions" of this SAI, or by applicable law, each fund in the series may engage in each of the practices described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

EQUITY SECURITIES -- An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. The prices of these securities can also be adversely affected by the outcome of financial contracts
(such as derivatives) held by third parties relating to various assets or indices.

             American Funds Target Date Retirement Series -- Page 2

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

DEBT SECURITIES -- An underlying fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. The prices of these securities can be adversely affected by the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

 SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for investment limit purposes of an underlying fund.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

WARRANTS AND RIGHTS -- An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and

             American Funds Target Date Retirement Series -- Page 3

may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN PRIVATE COMPANIES -- An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing countries only to a limited extent.

 Additional costs could be incurred in connection with an underlying fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS -- An underlying fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, an underlying fund may engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

             American Funds Target Date Retirement Series -- Page 4

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.
      Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund may only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the underlying fund's investment. If this happened, the underlying fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country.
     Such restrictions will be considered in relation to the underlying fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the
     "counterparty") through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also

             American Funds Target Date Retirement Series -- Page 5

     be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.
      INVESTOR INFORMATION -- An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION -- An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against
     non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to

             American Funds Target Date Retirement Series -- Page 6

borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage
Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae),
Tennessee Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects

             American Funds Target Date Retirement Series -- Page 7

     of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

 CURRENCY TRANSACTIONS -- An underlying fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by an underlying fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Such underlying fund will not generally attempt to protect against all potential changes in exchange rates.
The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the
Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which an underlying fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- An
underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in

             American Funds Target Date Retirement Series -- Page 8

 a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.
After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

REPURCHASE AGREEMENTS -- An underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund's custodian collateral equal to at least
100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

An underlying fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

INFLATION-INDEXED BONDS -- An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

MATURITY -- The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.
The investment adviser seeks to anticipate

             American Funds Target Date Retirement Series -- Page 9

movements in interest rates and may adjust the maturity distribution of an underlying fund's portfolio accordingly. Keeping in mind the underlying fund's objective, the investment adviser may increase the underlying fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

REINSURANCE RELATED NOTES AND BONDS -- An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

INVERSE FLOATING RATE NOTES -- An underlying fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings.
The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

LOWER RATED DEBT SECURITIES -- Lower rated debt securities, rated Ba or below by
Moody's and/ or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of

            American Funds Target Date Retirement Series -- Page 10

     economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S.
securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the
European and the U.S. securities markets, and may be dollar denominated.
Depositary receipts represent and may be converted into the underlying foreign security.

OPTIONS ON U.S. TREASURY SECURITIES - An underlying fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call)
option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call)
option on Treasury securities generally increases (decreases) with an increase
(decrease) in prevailing interest rates. Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance).
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. An underlying fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In

            American Funds Target Date Retirement Series -- Page 11

connection with purchasing participations, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When an underlying fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. Such underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REAL ESTATE INVESTMENT TRUSTS -- An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax loans and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S.
currencies or multinational currency units.

4(2) COMMERCIAL PAPER -- An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2)
commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the

            American Funds Target Date Retirement Series -- Page 12

1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

LOANS OF PORTFOLIO SECURITIES -- An underlying fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. An underlying fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Such underlying fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.

RESTRICTED OR ILLIQUID SECURITIES -- An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the
"1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

INVESTMENTS IN REGISTERED OPEN-END INVESTMENT COMPANIES AND UNIT INVESTMENT
TRUSTS -- An underlying fund shall not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment
Company Act.

                        *     *     *     *     *     *

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

            American Funds Target Date Retirement Series -- Page 13

Each fund in the series may not:

1.   Act as underwriter of securities issued by other persons.

2.   Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed).

3.   Buy or sell real estate in the ordinary course of business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

4.   Purchase or deal in commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts.

5.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

6.   Purchase securities of any company for the purpose of exercising control or management.

7.   Purchase any securities of any issuer, except the U.S. government (or its instrumentalities) or securities issued by investment companies, if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to
75% of the fund's total assets.
8.   Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities or securities issued by investment companies) if immediately after and as a result of such purchase 25%
or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry. (None of the underlying funds has a policy to concentrate in any one industry.)

9.   Issue senior securities except as permitted by the 1940 Act, as amended, or any rule thereunder, any SEC or SEC staff interpretation thereof or any exemptions therefrom, which may be granted by the SEC.

            American Funds Target Date Retirement Series -- Page 14

The following table details the percentage allocation of the 2050 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2050 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  45   40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
------------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
------------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    7    7    6    5     4      3    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    4    4    3    2    2     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    7    7    6    4    2     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10   10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10   10   10    8    7    7    7    7     5      5    4    3    0    0     0
------------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
------------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          4%   4%   4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
------------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND

AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
------------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    0    0    5   10    15     15   10   10   10   10    10
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    0    0    5    5    10      5    5    0    0    0     0
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
------------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 15

The following table details the percentage allocation of the 2045 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2045 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
-------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    7    6    5     4      3    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    4    3    2    2     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    7    6    4    2     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
-------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10   10    8    7    7    7    7     5      5    4    3    0    0     0
-------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
-------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
-------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          4%   4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
-------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
-------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
-------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND

AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    0    5   10    15     15   10   10   10   10    10
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    0    5    5    10      5    5    0    0    0     0
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
-------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 16

The following table details the percentage allocation of the 2040 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2040 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    3    3     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
--------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    3    0    0     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    6    5     4      3    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    3    2    2     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    6    4    2     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
--------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10    8    7    7    7    7     5      5    4    3    0    0     0
--------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
--------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
--------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
--------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    5    6    6    6    6     9      9   12   12   15   15    18
--------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    5    6    6    6    6     9      9   12   12   15   15    18
--------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND

AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    5   10    15     15   10   10   10   10    10
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    5    5    10      5    5    0    0    0     0
--------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
--------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
--------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 17

The following table details the percentage allocation of the 2035 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2035 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    3    3     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
---------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    3    0    0     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    6    5     4      3    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    3    2    2     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    6    4    2     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
---------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
---------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10    8    7    7    7    7     5      5    4    3    0    0     0
---------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
---------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
---------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
---------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    5    6    6    6    6     9      9   12   12   15   15    18
---------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    5    6    6    6    6     9      9   12   12   15   15    18
---------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   15   20   20   20   20    25     25   30   30   35   35    40
BOND

AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    5   10    15     15   10   10   10   10    10
---------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    5    5    10      5    5    0    0    0     0
---------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
---------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 18

The following table details the percentage allocation of the 2030 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2030 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    3    3     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
----------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    3    0    0     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    6    5     4      3    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    3    2    2     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    6    4    2     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
----------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
----------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           8    7    7    7    7     5      5    4    3    0    0     0
----------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
----------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
----------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
----------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          5    6    6    6    6     9      9   12   12   15   15    18
----------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      5    6    6    6    6     9      9   12   12   15   15    18
----------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     15   20   20   20   20    25     25   30   30   35   35    40
BOND

AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    5   10    15     15   10   10   10   10    10
----------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    5    5    10      5    5    0    0    0     0
----------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
----------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
----------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 19

The following table details the percentage allocation of the 2025 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2025 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    3    3     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
THE GROWTH FUND                 7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
-----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    3    0    0     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    6    5     4      3    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW WORLD FUND                  4    3    2    2     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    6    4    2     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
-----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
-----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7    7    7    7     5      5    4    3    0    0     0
-----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
-----------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
-----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
-----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6    6    6    6     9      9   12   12   15   15    18
-----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6    6    6    6     9      9   12   12   15   15    18
-----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    5   10    15     15   10   10   10   10    10
-----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    5    5    10      5    5    0    0    0     0
-----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
-----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
-----------------------------------------------------------------------------------------
BOND ALLOCATION                 5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 20

The following table details the percentage allocation of the 2020 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2020 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   15    10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND                      6%    5%    4%     3%     1%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4     3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
THE GROWTH FUND                 6     5     4      3      1     0     0     0     0      0
OF AMERICA
---------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            3     0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7     6     5      4      3     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW WORLD FUND                  3     2     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             6     4     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
GROWTH ALLOCATION              35    25    20     10      5     0     0     0     0      0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%    5%    7%     7%     7%    6%    5%    4%    3%     0%
---------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7     7     7      6      6     5     4     2     0      0
INCOME FUND
---------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7     7     7      5      5     4     3     0     0      0
---------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8     8     7      6      6     5     4     2     1      0
OF AMERICA
---------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     8     7      6      6     5     4     2     1      0
INVESTORS FUND
---------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35    35     30     30    25    20    10     5      0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          8%    8%    8%     7%     7%    6%    6%    5%    5%     4%
---------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6     6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6     6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20    20     25     25    30    30    35    35     40
BOND

AMERICAN HIGH-INCOME TRUST      0%    0%    5%    10%    10%    5%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0     5    10     15     15    10    10    10    10     10
---------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0     5     5     10      5     5     0     0     0      0
---------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     0     0      0     10    20    25    25    25     25
OF AMERICA
---------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0     0      0      0     5    15    20    25     25
OF AMERICA
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT                10    10     5      0      0     0     0     0     0      0
SECURITIES FUND
---------------------------------------------------------------------------------------------
BOND ALLOCATION                10    20    25     35     40    45    50    55    60     60

            American Funds Target Date Retirement Series -- Page 21

The following table details the percentage allocation of the 2015 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2015 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND                      5%    4%     3%     1%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
THE GROWTH FUND                 5     4      3      1     0     0     0     0      0
OF AMERICA
---------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            6     5      4      3     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW WORLD FUND                  2     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             4     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
GROWTH ALLOCATION              25    20     10      5     0     0     0     0      0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND            5%    7%     7%     7%    6%    5%    4%    3%     0%
---------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7     7      6      6     5     4     2     0      0
INCOME FUND
---------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7     7      5      5     4     3     0     0      0
---------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8     7      6      6     5     4     2     1      0
OF AMERICA
---------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     7      6      6     5     4     2     1      0
INVESTORS FUND
---------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35     30     30    25    20    10     5      0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND          8%    8%     7%     7%    6%    6%    5%    5%     4%
---------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20     25     25    30    30    35    35     40
BOND

AMERICAN HIGH-INCOME TRUST      0%    5%    10%    10%    5%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        5    10     15     15    10    10    10    10     10
---------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         5     5     10      5     5     0     0     0      0
---------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     0      0     10    20    25    25    25     25
OF AMERICA
---------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0      0      0     5    15    20    25     25
OF AMERICA
---------------------------------------------------------------------------------------
U.S. GOVERNMENT                10     5      0      0     0     0     0     0      0
SECURITIES FUND
---------------------------------------------------------------------------------------
BOND ALLOCATION                20    25     35     40    45    50    55    60     60

            American Funds Target Date Retirement Series -- Page 22

The following table details the percentage allocation of the 2010 fund to the underlying American Funds as of February 1, 2007:

[graphic]

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND (SM)

[chart illustrating the investment strategy of the 2010 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   5     RETIRE   5      10     15     20     25      30

GROWTH
AMCAP FUND                       4%     3%      1%     0%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND          3      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
THE GROWTH FUND                  4      3       1      0      0      0      0       0
OF AMERICA
----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND             0      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND             5      4       3      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW WORLD FUND                   2      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND              2      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
GROWTH ALLOCATION               20     10       5      0      0      0      0       0
GROWTH-AND-INCOME

AMERICAN MUTUAL FUND             7%     7%      7%     6%     5%     4%     3%      0%
----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND         7      6       6      5      4      2      0       0
INCOME FUND
----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS            7      5       5      4      3      0      0       0
----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY           7      6       6      5      4      2      1       0
OF AMERICA
----------------------------------------------------------------------------------------
WASHINGTON MUTUAL                7      6       6      5      4      2      1       0
INVESTORS FUND
----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION    35     30      30     25     20     10      5       0
EQUITY-INCOME AND BALANCED

AMERICAN BALANCED FUND           8%     7%      7%     6%     6%     5%     5%      4%
----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER           6      9       9     12     12     15     15      18
----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA       6      9       9     12     12     15     15      18
----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                      20     25      25     30     30     35     35      40
BOND

AMERICAN HIGH-INCOME TRUST       5%    10%     10%     5%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        10     15      15     10     10     10     10      10
----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND          5     10       5      5      0      0      0       0
----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND           0      0      10     20     25     25     25      25
OF AMERICA
----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND             0      0       0      5     15     20     25      25
OF AMERICA
----------------------------------------------------------------------------------------
U.S. GOVERNMENT                  5      0       0      0      0      0      0       0
SECURITIES FUND
----------------------------------------------------------------------------------------
BOND ALLOCATION                 25     35      40     45     50     55     60      60

            American Funds Target Date Retirement Series -- Page 23

                          MANAGEMENT OF THE SERIES

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

                                                          NUMBER OF
 NAME, AGE AND                                          PORTFOLIOS/3/
 POSITION WITH SERIES        PRINCIPAL OCCUPATION(S)      OVERSEEN          OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)      DURING PAST FIVE YEARS     BY DIRECTOR                BY DIRECTOR
-------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 70         Private investor; former         2         Anworth Mortgage Asset Corporation;
 Chairman of the Board       Chairman of the Board,                     Office Depot, Inc.
 (Independent and Non-       In-Q-Tel, Inc. (an
 Executive) (2007)           independent technology
                             venture company funded
                             principally by the
                             Central Intelligence
                             Agency); former Chairman
                             of the Board, President
                             and CEO, Telecredit,
                             Inc.

-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie,      Private investor; former        21         Ducommun Incorporated;
 73                          President and CEO, The                     IHOP Corporation;
 Director (2007)             Mission Group                              Southwest Water Company
                             (non-utility holding
                             company, subsidiary of
                             Southern California
                             Edison Company)
-------------------------------------------------------------------------------------------------------------
 Joe E. Davis, 72            Private investor; former         2         Anworth Mortgage Asset Corporation;
 Director (2007)             Chairman of the Board,                     Natural Alternatives Inc.
                             Linear Corporation
                             (linear motor design and
                             production); former
                             President and CEO,
                             National Health
                             Enterprises, Inc.
-------------------------------------------------------------------------------------------------------------
 Martin Fenton, 71           Chairman of the Board,          18         None
 Director (2007)             Senior Resource Group
                             LLC (development and
                             management of senior
                             living communities)

-------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 60       President and CEO,              16         None
 Director (2007)             Fuller Consulting
                             (financial management
                             consulting firm)
-------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick,  61       Founding General                 2         Hot Topic, Inc.; Office Depot, Inc.
 Director (2007)             Partner, Inter West
                             Partners (a venture
                             capital firm focused on
                             information technology
                             and life sciences);
                             lecturer, Stanford
                             Graduate School of
                             Business
-------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 52     Private investor;                6         None
 Director (2007)             Chairman of the Board
                             and CEO, Ladera
                             Management Company
                             (venture capital and
                             agriculture); former
                             owner and President,
                             Energy Investment, Inc.

-------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 67       Chairman of the Board            7         None
 Director (2007)             and CEO, Cairnwood, Inc.
                             (venture capital
                             investment)
-------------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 24

"INTERESTED" DIRECTOR/5,6/

                                    PRINCIPAL OCCUPATION(S)
                                     DURING PAST FIVE YEARS
 NAME, AGE AND                           AND POSITIONS              NUMBER OF
 POSITION WITH SERIES            HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED              OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)               OF THE SERIES             BY DIRECTOR            BY DIRECTOR
--------------------------------------------------------------------------------------------------------------

 James B. Lovelace, 50           Senior Vice President and              3         None
 Vice Chairman of the Board      Director, Capital Research and
 (2007)                          Management Company
--------------------------------------------------------------------------------------------------------------
 Michael J. Downer, 51           Senior Vice President - Fund           1         None
 President (2006)                Business Management Group and
                                 Coordinator of Legal and
                                 Compliance, Capital Research
                                 and Management Company;
                                 Director, American Funds
                                 Distributors, Inc.*; Director,
                                 Capital Bank and Trust Company

--------------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 25

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Catherine L. Heron,     Senior Vice President - Fund Business Management
 59                      Group, Capital Research and Management Company;
 Executive Vice          Senior Vice President, Capital Bank and Trust
 President (2007)        Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 45       Senior Vice President, Capital Research Company*
 Senior Vice President
 (2007)
-------------------------------------------------------------------------------
 Joyce E. Gordon, 50     Senior Vice President and Director, Capital Research
 Senior Vice President   and Management Company
 (2007)
-------------------------------------------------------------------------------
 Nicholas J. Grace, 40   Senior Vice President, Capital Research Company*
 Senior Vice President
 (2007)
-------------------------------------------------------------------------------
 John H. Smet, 50        Senior Vice President, Capital Research and
 Senior Vice President   Management Company; Director, American Funds
 (2007)                  Distributors, Inc.
-------------------------------------------------------------------------------
 Steven I. Koszalka,     Assistant Vice President - Fund Business Management
 42                      Group, Capital Research and Management Company
 Secretary (2006)
-------------------------------------------------------------------------------
 Sheryl F. Johnson, 38   Vice President - Fund Business Management Group,
 Treasurer (2007)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Gregory F. Niland, 35   Vice President - Fund Business Management
 Assistant Treasurer     Group, Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.
1 An "independent" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
2 Directors and officers of the series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts and
 Endowments, whose shareholders are limited to certain nonprofit organizations.

4 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

            American Funds Target Date Retirement Series -- Page 26

DIRECTOR COMPENSATION -- No compensation is paid by the series to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The series generally will pay to independent directors fees of (a)
$2,500 for each board of directors meeting attended and (b) $1,500 for each meeting attended as a member of a committee of the board of directors.

No pension or retirement benefits are accrued as part of series expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent directors.

SERIES ORGANIZATION AND THE BOARD OF DIRECTORS -- The series, an open-end, diversified management investment company, was organized as a Maryland corporation on November 6, 2006. Although the board of directors has delegated day-to-day oversight to the investment adviser, all series operations are supervised by its board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a corporation are managed under the direction of the board of directors, and all powers of the corporation are exercised by or under the authority of the board except as reserved to the shareholders by law or the corporation's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the series, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

The series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of directors may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the series's rule 18f-3
Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of each class of the series vote together on matters that affect all classes in substantially the same manner.
Each class votes as a class on matters that affect that class alone.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series' articles of incorporation and by-laws as well as separate indemnification agreements that the series has entered into with independent directors provide in effect that, subject to

            American Funds Target Date Retirement Series -- Page 27

certain conditions, the series will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the series. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

 Certain directors and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the series and the underlying funds were ever to diverge, it is possible that an issue could arise and affect how the directors and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and Capital Research and Management Company, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

COMMITTEES OF THE BOARD OF DIRECTORS -- The series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton and Leonard R.
Fuller, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series'
accounting and financial reporting policies and practices, its internal controls and the internal controls of the series' principal service providers. The committee acts as a liaison between the series' independent registered public accounting firm and the full board of directors.

The series has a contracts committee comprised of Lee A. Ault III, H. Frederick
Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick, Mary
Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services
Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the
1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters.

The series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the series, addressed to the series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.

PROXY VOTING PROCEDURES AND GUIDELINES -- The series and its investment adviser have adopted Proxy Voting Guidelines for American Funds Target Date Retirement
Series (the

            American Funds Target Date Retirement Series -- Page 28

"Guidelines") with respect to voting proxies of securities held by the funds.
The American Funds Target Date Retirement Series and its investment adviser,
Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the series ("the funds"). The funds will principally invest in other American Funds (the "underlying funds").
If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the Capital Research and Management Company Proxy Voting
Guidelines. For information on the proxy voting procedures and guidelines for each of the underlying funds, please see the statement of additional information for each underlying fund.

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180,
(b) on the American Funds website at americanfunds.com and (c) on the SEC's website at sec.gov. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

            American Funds Target Date Retirement Series -- Page 29

 INVESTMENT ADVISER -- Capital Research and Management Company, the series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the underlying funds on a separate basis.

COMPENSATION OF INVESTMENT PROFESSIONALS -- The series is managed by a Portfolio
Oversight Committee consisting of investment professionals employed by the investment adviser. The investment professionals serving on the Portfolio
Oversight Committee are paid competitive salaries by Capital Research and
Management Company and may participate in profit-sharing plans. Members of the
Portfolio Oversight Committee will not be compensated based on the size of the series or the underlying funds in which the series invests, but rather over a long-term period based, among other things, on how successful each fund in the series has been in achieving its objectives, i.e., growth, income and conservation of  capital. The investment adviser believes that this method of compensation minimizes any incentive to favor one target date fund or underlying fund over another in the allocation process for reasons other than meeting the investment objectives of the funds.

INVESTMENT PROFESSIONAL FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, investment professionals may personally own shares of the funds. In addition, investment professionals may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2006:

                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER           NUMBER
                                        REGISTERED           POOLED           OF OTHER
                                        INVESTMENT         INVESTMENT         ACCOUNTS
                                     COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                                           THAT               THAT           INVESTMENT
                                        INVESTMENT         INVESTMENT       PROFESSIONAL
                     DOLLAR RANGE      PROFESSIONAL       PROFESSIONAL        MANAGES
                        OF FUND           MANAGES           MANAGES          (ASSETS OF
    INVESTMENT          SHARES        (ASSETS OF RICS   (ASSETS OF PIVS    OTHER ACCOUNTS
   PROFESSIONAL         OWNED/1/      IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
--------------------------------------------------------------------------------------------

 James B.                 not           3      $184.3      1      $0.05         None
 Lovelace             applicable
--------------------------------------------------------------------------------------------
 Alan N. Berro            not           3      $223.8         None              None
                      applicable
--------------------------------------------------------------------------------------------
 Joyce E. Gordon          not           3      $184.3         None              None
                      applicable
--------------------------------------------------------------------------------------------
 Nicholas J.              not           2      $177.6         None              None
 Grace                applicable
--------------------------------------------------------------------------------------------
 John H. Smet             not           7      $249.9         None           3       $2.45
                      applicable
--------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the investment professional also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

            American Funds Target Date Retirement Series -- Page 30

3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the series and the investment adviser will continue in effect until January 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series' offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes;
expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As described in the prospectus, the investment adviser is currently waiving its management fee. However, the investment advisory and services agreement authorizes the adviser to be paid a fee up to .10%. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series' board.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

            American Funds Target Date Retirement Series -- Page 31

The following table provides the effective annual advisory fee rates for each of the underlying funds.

 UNDERLYING AMERICAN FUNDS                           ANNUAL FEE RATE
-----------------------------------------------------------------------------

 AMCAP Fund                                               .29%
-----------------------------------------------------------------------------
 The Growth Fund of America                                25
-----------------------------------------------------------------------------
 The New Economy Fund                                     .37
-----------------------------------------------------------------------------
 EuroPacific Growth Fund                                  .39
-----------------------------------------------------------------------------
 New Perspective Fund                                     .35
-----------------------------------------------------------------------------
 New World Fund                                           .56
-----------------------------------------------------------------------------
 SMALLCAP World Fund                                      .58
-----------------------------------------------------------------------------
 American Mutual Fund                                     .24
-----------------------------------------------------------------------------
 Capital World Growth and Income Fund                     .34
-----------------------------------------------------------------------------
 Fundamental Investors                                    .24
-----------------------------------------------------------------------------
 The Investment Company of America                        .22
-----------------------------------------------------------------------------
 Washington Mutual Investors Fund                         .23*
-----------------------------------------------------------------------------
 Capital Income Builder                                   .23
-----------------------------------------------------------------------------
 The Income Fund of America                               .22
-----------------------------------------------------------------------------
 American Balanced Fund                                   .22
-----------------------------------------------------------------------------
 American High-Income Trust                               .30
-----------------------------------------------------------------------------
 The Bond Fund of America                                 .23
-----------------------------------------------------------------------------
 Capital World Bond Fund                                  .47
-----------------------------------------------------------------------------
 Intermediate Bond Fund of America                        .26
-----------------------------------------------------------------------------
 Short-Term Bond Fund of America                          .32
-----------------------------------------------------------------------------
 U.S. Government Securities Fund                          .28
-----------------------------------------------------------------------------

* Includes fees for services provided by Washington Management Corporation.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the series and the investment adviser relating to the series' Class A and R shares will continue in effect until
January 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of each fund's Class
A and Class R shares. The investment adviser may contract with third parties, including American Funds Service Company, the series' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and

            American Funds Target Date Retirement Series -- Page 32

shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to .05% of the average daily net assets for Class A and R (excluding
Class R-5 shares) for administrative services provided to these share classes.
An additional .10% will be paid by the R-5 shares of the underlying funds.
Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than .05% of the average daily net assets for each applicable share class. For Class R-5 shares, no additional fee is paid. The administrative services fee includes compensation for transfer agent services provided to each fund's Class A and R shares. Transfer agent fees are paid by Capital Research and Management Company to American Funds Service
Company monthly according to a fee schedule contained in a Shareholder Services
Agreement between the series and American Funds Service Company.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the series'
shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 15370
Barranca Parkway, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX
78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin
Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the funds' shares. For
Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

The series has adopted plans of distribution (the "Plans") pursuant to rule
12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement.
Potential benefits of the Plans to the series include quality shareholder services; savings to the series in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent directors are committed to the discretion of the independent directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the series may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares of each fund, up to .30% of the average daily net assets attributable to Class A shares of such fund; (b) for
Class R-1 shares of each fund, up to 1.00% of the average daily net assets attributable to Class R-1 shares of such fund; (c) for Class R-2 shares of each fund, up to 1.00% of the average

            American Funds Target Date Retirement Series -- Page 33

daily net assets attributable to Class R-2 shares; (d) for Class R-3 shares of each fund, up to .75% of the average daily net assets attributable to Class R-3 shares; and (e) for Class R-4 shares of each fund, up to .50% of the average daily net assets attributable to Class R-4 shares of such fund. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from
Class R-5 share assets.

 For Class A shares: (a) up to .25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A 12b-1 limit, after reimbursement for paying service-related expenses, is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets
-- "no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A limitations not reimbursed to the Principal
Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided the amount recovered does not cause the series to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

For Class R-1 shares: (a) up to .25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.

            American Funds Target Date Retirement Series -- Page 34

     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.

            American Funds Target Date Retirement Series -- Page 35

          M.L. Stern & Co., LLC.
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS
 The series does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

The series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the series the largest amount of brokerage commissions by participating, directly or indirectly, in the series'
portfolio transactions during the series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the series during the series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the series during the series' most recent fiscal year.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the series' board of directors and compliance will be periodically assessed by the board in connection with reporting from the series' Chief Compliance Officer.
These policies and procedures are similar to those adopted by the underlying funds.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the

            American Funds Target Date Retirement Series -- Page 36

 American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American
Funds website. The series' custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. Information regarding the portfolio holdings of the underlying funds will be available on the American
Funds website.

Affiliated persons of the series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the series (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of series shareholders. The investment adviser has implemented policies and procedures to address issues that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain series service providers for legitimate business and series oversight purposes) helps reduce potential issues between series shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the series or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to a fund in the series or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal
Underwriter.

            American Funds Target Date Retirement Series -- Page 37

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., each fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

 1.    Underlying funds are priced based on the net asset value of each underlying fund, calculated as of approximately 4:00 p.m. New York time each day the New
York Stock Exchange is open. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the underlying fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

            American Funds Target Date Retirement Series -- Page 38

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the underlying fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and closedifferent times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S.
stock markets). The series follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

            American Funds Target Date Retirement Series -- Page 39

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan. Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares generally will be reinvested in shares of the fund of the same class.

            American Funds Target Date Retirement Series -- Page 40

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Dividends and capital gain distributions by each fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by each fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                        PURCHASE AND EXCHANGE OF SHARES
 PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS -- As noted in the prospectus, participants in an eligible retirement plan should contact their plan's administrator or recordkeeper for information regarding purchases, sales and exchanges.

PURCHASES BY INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

            American Funds Target Date Retirement Series -- Page 41

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
OTHER PURCHASE INFORMATION -- Class R-5 shares are also available for tax-
deferred retirement plans and IRAs of clients of the Personal Investment
Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The series and the Principal Underwriter receive the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- All
investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

            American Funds Target Date Retirement Series -- Page 42

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts).

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans or (c) required minimum distribution automatic exchanges.

Certain accounts held on the series' books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the series. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

 EXCHANGES -- Shares of each fund in the series generally may be exchanged into shares of the same class of other funds in the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, all transactions in fund shares are subject to the series' and American Funds Distributors' right to restrict potentially abusive trading.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to reserving the right to restrict potentially abusive trading, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the
American Funds - for example, short-term trading activity in multiple funds.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

            American Funds Target Date Retirement Series -- Page 43

MOVING FROM CLASS A TO CLASS R SHARES -- Provided it is eligible to invest in
Class R shares, a retirement plan currently invested in Class A shares may redeem its shares and purchase Class R shares with the redemption proceeds. Any
Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

                                 SALES CHARGES
CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES
      Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds and funds in the series may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses,

            American Funds Target Date Retirement Series -- Page 44

          children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. Purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million.
Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the series under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

            American Funds Target Date Retirement Series -- Page 45

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate at that time. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

            American Funds Target Date Retirement Series -- Page 46

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .
          trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as

            American Funds Target Date Retirement Series -- Page 47

     well as individual holdings in Endowments, (American Legacy variable annuity contracts through March 31, 2007 and variable life insurance policies). Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans through March 31, 2007. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities).

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed

            American Funds Target Date Retirement Series -- Page 48

          next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a
          SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts.
          This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded).

CDSC waivers are allowed only in the cases listed here and in the prospectus.

For information regarding the sale of shares, please refer to the prospectus.

                                 SELLING SHARES

EMPLOYER-SPONSORED RETIREMENT ACCOUNTS -- Shares of the series may be sold by contacting your plan administrator or recordkeeper.

FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS --

     The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds
     Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

     A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the
     National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer
     Agent reserves the right to require a signature guarantee on any redemptions.

     Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

     If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as

            American Funds Target Date Retirement Series -- Page 49

permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to shareholders whose accounts are held on the books of the funds, but are generally not applicable to employer-sponsored retirement plans.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum per fund) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other
American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If

            American Funds Target Date Retirement Series -- Page 50

you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw Class A shares from any of the funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the series, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability

            American Funds Target Date Retirement Series -- Page 51

(including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not available.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S.
banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823.  American
Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the series' independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The selection of the series' independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the series and for independent directors in their capacities as such. Counsel does not provide legal services to the series' investment adviser or any of its affiliated companies. A determination with respect to the independence of the series'
"independent legal counsel" will be made at least annually by the independent directors of the series, as prescribed by the 1940 Act and related rules.

            American Funds Target Date Retirement Series -- Page 52

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The series' fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The series' annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. (In addition, shareholders may also receive proxy statements for each fund.) In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- Capital Research and Management Company and its affiliated companies, including the series' Principal Underwriter, have adopted codes of ethics that allow for personal investments. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, the NASD Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General is appealing the Superior Court's decision to California's Court of Appeal for the Second Appellate District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the series or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the series is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, two class action lawsuits have been filed in the U.S. District Court, Central
District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.
Further updates on these issues will be available on the American Funds website
(americanfunds.com) under "American Funds regulatory matters."

            American Funds Target Date Retirement Series -- Page 53

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

            American Funds Target Date Retirement Series -- Page 54

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

            American Funds Target Date Retirement Series -- Page 55

                                                   FUND NUMBERS
                            ---------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                        CLASS A     R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES
American Funds 2050 Target
Date Retirement Fund  . .     069      2169     2269    2369    2469     2569
American Funds 2045 Target
Date Retirement Fund  . .     068      2168     2268    2368    2468     2568
American Funds 2040 Target
Date Retirement Fund  . .     067      2167     2267    2367    2467     2567
American Funds 2035 Target
Date Retirement Fund  . .     066      2166     2266    2366    2466     2566
American Funds 2030 Target
Date Retirement Fund  . .     065      2165     2265    2365    2465     2565
American Funds 2025 Target
Date Retirement Fund  . .     064      2164     2264    2364    2464     2564
American Funds 2020 Target
Date Retirement Fund  . .     063      2163     2263    2363    2463     2563
American Funds 2015 Target
Date Retirement Fund  . .     062      2162     2262    2362    2462     2562
American Funds 2010 Target
Date Retirement Fund  . .     061      2161     2261    2361    2461     2561
___________
*Qualified for sale only in certain
jurisdictions. . . . . . . . . . . . . . . .

            American Funds Target Date Retirement Series -- Page 56

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

            American Funds Target Date Retirement Series -- Page 57

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

            American Funds Target Date Retirement Series -- Page 58

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            American Funds Target Date Retirement Series -- Page 59

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .    For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

            American Funds Target Date Retirement Series -- Page 60

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            American Funds Target Date Retirement Series -- Page 61

Financial Statements

American Funds Target Date Retirement Series, Inc.
Statements of assets and liabilities
January 17, 2007
		2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund

Assets:
Cash		$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000

Total assets		$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000

Net assets consist of:
Capital paid in on shares of capital stock		$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000

Net assets:
Total authorized capital stock - 1,000,000,000 shares per fund, $0.001 par value

Class A	Net assets	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Shares outstanding		1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Net asset value per share		$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Class R-1	Net assets	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Shares outstanding		1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Net asset value per share		$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Class R-2	Net assets	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Shares outstanding		1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Net asset value per share		$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Class R-3	Net assets	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Shares outstanding		1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Net asset value per share		$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Class R-4	Net assets	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Shares outstanding		1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Net asset value per share		$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Class R-5	Net assets	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Shares outstanding		1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Net asset value per share		$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

See Notes to Statements of Assets and Liabilities.

American Funds Target Date Retirement Series, Inc.

Notes to Statements of Assets and Liabilities
January 17, 2007

1.
Organization - American Funds Target Date Retirement Series, Inc. (the “series”) was organized on November 6, 2006 as a Maryland corporation. The series will, upon declaration of effectiveness by the Securities and Exchange Commission (“SEC”), be registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The series initially includes nine funds - 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, and 2050 Fund - (the “funds). To date, the funds have had no transactions other than those relating to organizational matters and the sale of 1,000 shares each of Class A, R-1, R-2, R-3, R-4, and R-5 capital stock to Capital Research and Management Company (“CRMC”), the series’ investment adviser. The series’ fiscal year ends on October 31.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings.

2.
Significant accounting policies - The statements of assets and liabilities have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

3.
Fees and transactions with related parties - The series has entered into an Investment Advisory and Service Agreement with CRMC, a Principal Underwriting Agreement with American Funds Distributors, Inc.SM ("AFD"), and a Shareholder Services Agreement with American Funds Service Company SM ("AFS"). CRMC is the parent company of AFD and AFS.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. Upon commencement of operations, CRMC has agreed to waive its investment advisory services fees.

Distribution services - The series has adopted plans of distribution for all share classes except Class R-5 pursuant to rule 12b-1 under the 1940 Act. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing shareholder accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, of up to 0.30% for Class A, up to 1.00% for Class R-1, up to 1.00% for Class R-2, up to 0.75% for Class R-3 and up to 0.50% for Class R-4. The board of directors has currently limited the amounts that may be paid for Class R-2 to 0.75%, Class R-3 to 0.50% and Class R-4 to 0.25% of average daily net assets.

Administrative services - The series has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes. Each share class except Class R-5 pays CRMC annual fees up to 0.05% based on its respective average daily net assets. Each share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

CRMC has agreed to bear all offering and organizational expenses for the funds. The offering costs include state and SEC registration fees which are estimated to be approximately $676,000. Organizational costs include administration, legal and printing fees.

4.
Federal income taxation and distributions - It is the series’ policy to comply in its initial year and thereafter with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and to distribute substantially all of its net taxable income and net capital gains.

******

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities of the American Funds Target Date Retirement Series, Inc. (the “series”) comprising the American Funds 2010Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, and American Funds 2050 Target Date Retirement Fund as of January 17, 2007. The statements of assets and liabilities are the responsibility of the series’ management. Our responsibility is to express an opinion on the statements of assets and liabilities based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. The series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of January 17, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
January 19, 2007

American Funds Target Date Retirement Series, Inc.

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-21981 and 1933 Act No. 333-138648)

(a)	Articles of Incorporation of Registrant - previously filed (see Pre-effective filing dated 11/13/06) and Articles of Amendment and Restatement

(b-1)	Written Consent of Sole Initial Director - previously filed (see Pre-effective filing dated 11/13/06)

(b-2)	Amended By-laws of Registrant; By-laws previously filed (see Pre-effective filing dated 11/13/06)

(c)	Share Certificate - none

(d)	Investment Advisory and Service Agreement between the Registrant and Capital Research and Management Company

(e-1)	Principal Underwriting Agreement and Selling Group Agreements

(e-2)	Institutional Selling Group Agreement

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan

(g)	Global Custody Agreement

(h-1)	Other material contracts - Administrative Services Agreement

(h-2)	Shareholder Services Agreement

(h-3)	Form of Indemnification Agreement

(i)	Legal opinion

(j)	Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - none

(l) Initial capital agreements

(m)	Plans of Distribution

(n)	Multiple Class Plan

(o)	Reserved

(p)	Codes of Ethics for the Registrant and The Capital Group Companies

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a)  American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant

L	E. Grant Abramson	Vice President	None
	David L. Abzug P.O. Box 2248 Agoura Hills, CA 91376	Vice President	None
	William C. Anderson 7780 Boylston Court Dublin, OH 43016	Regional Vice President	None
	Robert B. Aprison 2983 Bryn Wood Drive Madison, WI 53711	Senior Vice President	None
	T. Patrick Bardsley 36 East Woodward Blvd. Tulsa, OK 74114	Regional Vice President	None
	Shakeel A. Barkat 982 Wayson Way Davidsonville, MD 21035	Vice President	None
	Steven L. Barnes 7490 Clubhouse Road Suite 100 Boulder, CO 80301	Senior Vice President	None
	Thomas M. Bartow 20 Cerchio Alto Henderson, NV 89011	Vice President	None
B	Carl R. Bauer	Vice President	None
	Michelle A. Bergeron 4160 Gateswalk Drive Smyrna, GA 30080	Senior Vice President	None
	J. Walter Best, Jr. 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Vice President	None
	John A. Blanchard 576 Somerset Lane Northfield, IL 60093	Senior Vice President	None
	Ian B. Bodell 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Senior Vice President	None
	Jonathan W. Botts 2231 Garden View Lane Weddington, NC 28104	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
	Mick L. Brethower 510 Cimmaron Hills Trail W. Georgetown, TX 78628	Senior Vice President	None
	C. Alan Brown 7424 Somerset Avenue St. Louis, MO 63105	Vice President	None
L	Sheryl M. Burford	Assistant Vice President	None
B	J. Peter Burns	Vice President	None
	Steven Calabria 161 Bay Avenue Huntington Bay, NY 11743	Regional Vice President	None
S	Kathleen D. Campbell	Assistant Vice President	None
	Matthew C. Carlisle 100 Oakmont Lane, #409 Belleair, FL 33756	Vice President	None
	Damian F. Carroll 40 Ten Acre Road New Britain, CT 06052	Vice President	None
	James D. Carter 560 Valley Hill Lane Knoxville, TN 37922	Regional Vice President	None
	Brian C. Casey 8002 Greentree Road Bethesda, MD 20817	Senior Vice President	None
	Victor C. Cassato 999 Green Oaks Drive Greenwood Village, CO 80121	Senior Vice President	None
	Christopher J. Cassin 120 E. Ogden Ave., Suite 106 Hinsdale, IL 60521	Senior Vice President	None
L	Denise M. Cassin	Director, Senior Vice President	None
L	David D. Charlton	Director, Senior Vice President	None
	Thomas M. Charon 262 Mulberry Drive Delafield, WI 53018	Regional Vice President	None
L	Wellington Choi	Vice President	None
	Paul A. Cieslik 90 Northington Drive Avon, CT 06001	Regional Vice President	None
L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
H	Cheri Coleman	Vice President	None
	Ruth M. Collier 106 Central Park South, #10K New York, NY 10019	Senior Vice President	None
S	David Coolbaugh	Vice President	None
	Carlo O. Cordasco 4036 Ambassador Circle Williamsburg, VA 23188	Regional Vice President	None
B	Josie Cortez	Assistant Vice President	None
	Charles H. Cote 305 Edgeworth Lane Sewickley, PA 15143	Regional Vice President	None
	Thomas E. Cournoyer 2333 Granada Blvd. Coral Gables, FL 33134	Vice President	None
L	Michael D. Cravotta	Assistant Vice President	None
	Joseph G. Cronin 1281 Fiore Drive Lake Forest, IL 60045	Vice President	None
	William F. Daugherty 1213 Redwood Hills Circle Carlisle, PA 17015	Vice President	None
	Guy E. Decker 2990 Topaz Lane Carmel, IN 46032	Vice President	None
	Daniel J. Delianedis Edina Executive Plaza 5200 Willson Road, Suite 150 Edina, MN 55424	Senior Vice President	None
L	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Vice President	None
L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
	Lori A. Deuberry 130 Aurora Street Hudson, OH 44236	Regional Vice President	None
L	Dianne M. Dexter	Assistant Vice President	None
	Thomas J. Dickson 108 Wilmington Court Southlake, TX 76092	Vice President	None
	Michael A. DiLella 22 Turner’s Lake Drive Mahwah, NJ 07430	Senior Vice President	None
	G. Michael Dill 505 E. Main Street Jenks, OK 74037	Senior Vice President	None
N	Dean M. Dolan	Vice President	None
L	Hedy B. Donahue	Assistant Vice President	None
L	Michael J. Downer	Director	None
	Craig A. Duglin 4170 Vanetta Drive Studio City, CA 91604	Regional Vice President	None
	Michael J. Dullaghan 5040 Plantation Grove Lane Roanoke, VA 24012	Vice President	None
I	Lloyd G. Edwards	Senior Vice President	None
	Timothy L. Ellis 1700 Lelia Drive, Suite 105 Jackson, MS 39216	Senior Vice President	None
	Kristopher A. Feldmeyer 787 Jackson Road Greenwood, IN 46142	Regional Vice President	None
L	Lorna Fitzgerald	Vice President	None
	William F. Flannery 29 Overlook Road Hopkinton, MA 01748	Regional Vice President	None
	John R. Fodor 15 Latisquama Road Southborough, MA 01772	Senior Vice President	None
L	Charles L. Freadhoff	Vice President	None
	Daniel B. Frick 845 Western Avenue Glen Ellyn, IL 60137	Vice President	None
L	Linda S. Gardner	Vice President	None
	Keith R. George 3835 East Turtle Hatch Road Springfield, MO 65809	Regional Vice President	None
L	J. Christopher Gies	Senior Vice President	None
B	Lori A. Giacomini	Assistant Vice President	None
L	David M. Givner	Secretary	None
B	Evelyn K. Glassford	Vice President	None
	Jack E. Goldin 3424 Belmont Terrace Davie, FL 33328	Regional Vice President	None
L	Earl C. Gottschalk	Vice President	None
	Jeffrey J. Greiner 8250-A Estates Parkway Plain City, OH 43064	Senior Vice President	None
	Eric M. Grey 601 Fisher Road N. Dartmouth, MA 02747	Regional Vice President	None
B	Steven Guida	Senior Vice President	None
B	Mariellen Hamann	Vice President	None
	Derek S. Hansen 13033 Ridgedale Drive, #147 Minnetonka, MN 55305	Vice President	None
	David E. Harper 5400 Russell Cave Road Lexington, KY 40511	Senior Vice President	None
	Calvin L. Harrelson, III 2048 Kings Manor Drive Weddington, NC 28104	Vice President	None
	Robert J. Hartig, Jr. 13563 Marjac Way McCordsville, IN 46055	Vice President	None
L	Linda M. Hines	Vice President	None
	Steven J. Hipsley 44 Tyler Drive Saratoga Springs, NY 12866	Regional Vice President	None
L	Russell K. Holliday	Vice President	None
	Heidi Horwitz 5 Christopher Hill Road Weston, CT 06883	Regional Vice President	None
L	Kevin B. Hughes	Vice President	None
	Ronald R. Hulsey 6202 Llano Dallas, TX 75214	Senior Vice President	None
	Marc Ialeggio 13 Prince Royal Passage Corte Madera, CA 94925	Regional Vice President	None
	Robert S. Irish 1225 Vista Del Mar Drive Delray Beach, FL 33483	Senior Vice President	None
L	Linda Johnson	Assistant Vice President	None
G1	Joanna F. Jonsson	Director	None
B	Damien M. Jordan	Senior Vice President	None
L	Marc J. Kaplan	Vice President	None
	John P. Keating 1576 Sandy Springs Dr. Orange Park, FL 32003	Senior Vice President	None
	Brian G. Kelly 76 Daybreak Road Southport, CT 06890	Regional Vice President	None
	Andrew J. Kilbride 3080 Tuscany Court Ann Arbor, MI 48103	Regional Vice President	None
N	Dorothy Klock	Vice President	None
	Dianne L. Koske 6 Black Oak Court Poquoson, VA 23662	Assistant Vice President	None
B	Elizabeth K. Koster	Vice President	None
	Christopher F. Lanzafame 19365 Lovall Valley Court Sonoma, CA 95476	Regional Vice President	None
	Patricia D. Lathrop 822 Monterey Blvd., NE St. Petersburg, FL 33704	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
	T. Blake Liberty 5506 East Mineral Lane Littleton, CO 80122	Vice President	None
	Mark J. Lien 1103 Tulip Tree Lane West Des Moines, IA 50266	Vice President	None
L	Lorin E. Liesy	Vice President	None
I	Kelle Lindenberg	Assistant Vice President	None
	Louis K. Linquata 5214 Cass Street Omaha, NE 68132	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
	Nathan G. Mains 7711 S. Columbine Street Centennial, CO 80122	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
	Steven M. Markel 5241 South Race Street Greenwood Village, CO 80121	Senior Vice President	None
L	Paul R. Mayeda	Assistant Vice President	None
L	Eleanor P. Maynard	Vice President	None
L	Christopher McCarthy	Vice President	None
	James R. McCrary 28812 Crestridge Rancho Palos Verdes, CA 90275	Vice President	None
L	Will McKenna	Vice President	None
S	John V. McLaughlin	Senior Vice President	None
	Terry W. McNabb 2002 Barrett Station Road St. Louis, MO 63131	Senior Vice President	None
L	Katharine McRoskey	Vice President	None
	Scott M. Meade 41 South Road Rye Beach, NH 03871	Vice President	None
	Charles L. Mitsakos 3017 11th Avenue West Seattle, WA 98119	Regional Vice President	None
	Monty L. Moncrief 55 Chandler Creek Court The Woodlands, TX 77381	Vice President	None
	David H. Morrison 7021 North Stratton Court Peoria, IL 61615	Regional Vice President	None
	Andrew J. Moscardini 832 Coldwater Creek Circle Niceville, FL 32578	Regional Vice President	None
L	Jack Nitowitz	Assistant Vice President	None
	William E. Noe 3600 Knollwood Road Nashville, TN 37215	Senior Vice President	None
L	Heidi J. Novaes	Vice President	None
	Eric P. Olson 27 Main Street, Suite 200 Topsfield, MA 01983	Senior Vice President	None
	Jeffrey A. Olson 2708 88th St. Court, NW Gig Harbor, WA 98332	Regional Vice President	None
	Thomas A. O’Neil 4 Hillcrest Avenue Eastborough, KS 67208	Regional Vice President	None
	Michael W. Pak 13929 SE 92nd Street Newcastle, WA 98059	Regional Vice President	None
	W. Burke Patterson, Jr. 1643 Richland Avenue Baton Rouge, LA 70808	Regional Vice President	None
	Gary A. Peace 291 Kaanapali Drive Napa, CA 94558	Vice President	None
	Samuel W. Perry 4340 East Indian School Road Suite 21 Phoenix, AZ 85018	Vice President	None
	Raleigh G. Peters 1439 Byrd Drive Berwyn, PA 19312	Regional Vice President	None
	David K. Petzke 4016 Saint Lucia Street Boulder, CO 80301	Senior Vice President	None
	Fredric Phillips 175 Highland Avenue, 4th Floor Needham, MA 02494	Senior Vice President	None
	John Pinto 226 Country Club Drive Lansdale, PA 19446	Regional Vice President	None
	Carl S. Platou 7455 80th Place, S.E. Mercer Island, WA 98040	Senior Vice President	None
	Charles R. Porcher One Glenlake Pkwy., Suite 700 Atlanta, GA 30328	Regional Vice President	None
S	Richard P. Prior	Vice President	None
	Mike Quinn 1035 Vintage Club Drive Duluth, GA 30097	Regional Vice President	None
	John W. Rankin 1725 Centennial Club Drive Conway, AR 72034	Regional Vice President	None
	Jennifer D. Rasner 11940 Baypoint Drive Burnsville, MN 55337	Regional Vice President	None
	James P. Rayburn 3108 Roxbury Road Homewood, AL 35209	Regional Vice President	None
	Mark S. Reischmann 4125 Hermitage Drive Colorado Springs, CO 80906	Regional Vice President	None
	Steven J. Reitman 212 The Lane Hinsdale, IL 60521	Senior Vice President	None
	Jeffrey Robinson 7 Waterville Lane Shrewsbury, MA 01545	Regional Vice President	None
	Suzette M. Rothberg 4508 Shady Beach Circle Independence, MN 55359	Regional Vice President	None
L	James F. Rothenberg	Director	None
	Romolo D. Rottura 233 Glenhaven Court Swedesboro, NJ 08085	Vice President	None
	Douglas F. Rowe 414 Logan Ranch Road Georgetown, TX 78628	Senior Vice President	None
	William M. Ryan 1408 Cortland Drive Manasquan, NJ 08736	Regional Vice President	None
L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
	Richard A. Sabec, Jr. 6868 Meadow Glen Drive Westerville, OH 43082	Regional Vice President	None
	Richard R. Samson 4604 Glencoe Avenue, #4 Marina del Rey, CA 90292	Senior Vice President	None
	Paul V. Santoro 28 State Street, Suite 1100 Boston, MA 02109	Vice President	None
H	Diane Sawyer	Senior Vice President	None
	Joseph D. Scarpitti 31465 St. Andrews Westlake, OH 44145	Senior Vice President	None
	Shane D. Schofield 201 McIver Street Greenville, SC 29601	Vice President	None
L	David L. Schroeder	Assistant Vice President	None
	Mark A. Seaman 645 Baltimore Annapolis Blvd Suite 220 Severna Park, MD 21146	Vice President	None
S	Sherrie L. Senft	Vice President	None
	James J. Sewell III 415 East Holyoke Place Claremont, CA 91711	Regional Vice President	None
	Arthur M. Sgroi 76 Fields End Drive Glenmont, NY 12077	Regional Vice President	None
L	R. Michael Shanahan	Director	None
L	Michael J. Sheldon	Vice President	None
	Frederic J. Shipp 1352 Sanjo Farms Drive Chesapeake, VA 23320	Regional Vice President	None
	Daniel S. Shore 3734 North Greenview Avenue Chicago, IL 60613	Vice President	None
	Brad Short 1601 Seal Way Seal Beach, CA 90740	Vice President	None
	David W. Short 1000 RIDC Plaza, Suite 212 Pittsburgh, PA 15238	Chairman of the Board and Co-Chief Executive Officer	None
	Nathan W. Simmons 496 Dogwood Trail Quincy, FL 32352	Regional Vice President	None
	William P. Simon, Jr. 237 Lancaster Avenue, Suite 207 Devon, PA 19333	Director, Senior Vice President	None
L	Connie F. Sjursen	Vice President	None
	Jerry L. Slater 2216 38th Place E. Seattle, WA 98112	Senior Vice President	None
LW	John H. Smet	Director	None
	Rodney G. Smith 15851 Dallas Parkway, Suite 500 Addison, TX 75001-6016	Senior Vice President	None
	J. Eric Snively 2548 Violet Street Glenview, IL 60025	Regional Vice President	None
	Anthony L. Soave 3780 Foxglove Court NE Grand Rapids, MI 49525	Vice President	None
L	Therese L. Soullier	Vice President	None
	Nicholas D. Spadaccini 855 Markley Woods Way Cincinnati, OH 45230	Senior Vice President	None
L	Kristen J. Spazafumo	Vice President	None
	Mark D. Steburg 12508 160th Avenue Southeast Renton, WA 98059	Regional Vice President	None
	Michael P. Stern 213 Aptos Place Danville, CA 94526	Regional Vice President	None
	Brad Stillwagon 2438 Broadmeade Road Louisville, KY 40205	Vice President	None
	Thomas A. Stout 1004 Ditchley Road Virginia Beach, VA 23451	Vice President	None
	Craig R. Strauser 175 Berwick Lake Oswego, OR 97034	Senior Vice President	None
L	Libby J. Syth	Vice President	None
L	Drew W. Taylor	Assistant Vice President	None
L	Larry I. Thatt	Assistant Vice President	None
	Gary J. Thoma 401 Desnoyer Kaukauna, WI 54130	Vice President	None
	Cynthia M. Thompson 4 Franklin Way Ladera Ranch, CA 92694	Vice President	None
	David Tippets 15 Player Green Place The Woodlands, TX 77382	Regional Vice President	None
L	James P. Toomey	Vice President	None
I	Christopher E. Trede	Vice President	None
	George F. Truesdail 400 Abbotsford Court Charlotte, NC 28270	Senior Vice President	None
	Scott W. Ursin-Smith 103 E. Blithedale Avenue, Suite 1 Mill Valley, CA 94941	Senior Vice President	None
S	Cindy Vaquiax	Assistant Vice President	None
	J. David Viale 39 Old Course Drive Newport Beach, CA 92660	Senior Vice President	None
D	Bradley J. Vogt	Director	None
L	A. Jordan Wallens 1501 Maple Avenue, #602 Evanston, IL 60201	Regional Vice President	None
	Thomas E. Warren 119 Faubel St. Sarasota, FL 34242	Vice President	None
L	J. Kelly Webb	Senior Vice President	None
	Gregory J. Weimer 143 Redwood Drive Venetia, PA 15367	Director, Senior Vice President	None
SF	Gregory W. Wendt	Director	None
	George J. Wenzel 261 Barden Road Bloomfield Hills, MI 48304	Vice President	None
	Brian E. Whalen 4072 Yellow Ginger Glen Norcross, GA 30092	Regional Vice President	None
	William C. Whittington 11928 Sheldon Road Tampa, FL 33626	Regional Vice President	None
L	N. Dexter Williams, Jr.	Senior Vice President	None
L	Alan J. Wilson	Director	None
	Andrew L. Wilson 11163 Rich Meadow Drive Great Falls, VA 22066	Vice President	None
	Steven C. Wilson 7529 Summit Ridge Road Middleton, WI 53562	Regional Vice President	None
	Timothy J. Wilson 501 Valley Brook Road, Suite 204 McMurray, PA 15317	Senior Vice President	None
B	Laura L. Wimberly	Vice President	None
	Kurt A. Wuestenberg 975 Arboretum Drive Saline, MI 48176	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
	Jason P. Young 11141 Whitetail Lane Olathe, KS 66061	Vice President	None
	Jonathan A. Young 2145 Hickory Forrest Chesapeake, VA 23322	Regional Vice President	None
	Scott D. Zambon 2178 Pieper Lane Tustin, CA 92782	Regional Vice President	None

__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c) None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 135 South State College Boulevard, Brea, California 92821; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

n/a

SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 22nd day of January, 2007.

American Funds Target Date Retirement Series, Inc.

By: /s/ James B. Lovelace
James B. Lovelace, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 22, 2007 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ James B. Lovelace	Vice Chairman/PEO
James B. Lovelace

(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Sheryl F. Johnson	Treasurer
Sheryl F. Johnson

(3)	Directors:
	Lee A. Ault III*	Chairman (Independent and Non-Executive)
	H. Frederick Christie*	Director
	Joe E. Davis*	Director
	Michael J. Downer	President
	/s/ James B. Lovelace	Vice Chairman
James B. Lovelace
	Martin Fenton*	Director
	Leonard R. Fuller*	Director
	W. Scott Hedrick*	Director
	Mary Myers Kauppila*	Director
	Kirk P. Pendleton*	Director

/s/ Steven I. Koszalka
Steven I. Koszalka, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Catherine L. Heron
Catherine L. Heron

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment company:

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of January, 2007.
(City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of January, 2007.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Joe E. Davis, the undersigned Board member of the following registered investment company:

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of January , 2007.
(City, State)

/s/ Joe E. Davis
Joe E. Davis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 10th day of January, 2007.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

 POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of January, 2007.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment company:

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of January, 2007.
(City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sheryl F. Johnson David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , this 10th day of January, 2007.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould Karl C. Grauman Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of January, 2007.
(City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member